Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Affirm Asset Securitization Trust, Series 2025-X1,
Class A, 5.08%, 04/15/30
(a)
............ USD 3,858 $ 3,861,422
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 5.69%, 07/20/34
(a) (b)
........... 5,500 5,510,172
AGL Core CLO 2 Ltd., Series 2019-2A, Class
BR, (3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 6.02%, 07/20/37
(a) (b)
........... 1,000 1,001,303
Ajax Mortgage Loan Trust, Series 2021-C, Class
A, 5.11%, 01/25/61
(a) (c)
............... 1,003 1,000,668
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class A1R2, (3-mo. CME Term SOFR at
1.41% Floor + 1.41%), 5.62%, 07/20/38
(a) (b)
. 3,700 3,704,743
Anchorage Capital CLO 19 Ltd., Series 2021-
19A, Class A, (3-mo. CME Term SOFR at
1.21% Floor + 1.47%), 5.73%, 10/15/34
(a) (b)
. 5,690 5,697,107
Anchorage Capital CLO 7 Ltd., Series 2015-7A,
Class BR3, (3-mo. CME Term SOFR at 2.05%
Floor + 2.05%), 6.33%, 04/28/37
(a) (b)
...... 1,500 1,504,500
Apidos CLO XII, Series 2013-12A, Class BRR,
(3-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.71%, 04/15/31
(a) (b)
........... 580 580,340
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(a)
.................. 933 858,496
Ares LIII CLO Ltd., Series 2019-53A, Class A2R,
(3-mo. CME Term SOFR at 1.50% Floor +
1.50%), 5.78%, 10/24/36
(a) (b)
........... 3,250 3,253,715
ARI Fleet Lease Trust
(a)
Series 2024-A, Class A2, 5.30%, 11/15/32 .. 2,066 2,075,665
Series 2025-B, Class A2, 4.59%, 03/15/34 .. 10,915 10,955,921
Series 2025-B, Class A3, 4.60%, 03/15/34 .. 386 389,725
Asimi Funding plc
(b)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average + 1.00%), 5.22%, 09/16/31 GBP 75 102,504
Series 2024-1, Class B, (Sterling Overnight
Index Average + 1.35%), 5.57%, 09/16/31 121 166,130
Series 2024-1, Class C, (Sterling Overnight
Index Average + 1.95%), 6.17%, 09/16/31 112 154,188
Series 2025-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.95%),
5.17%, 05/16/32 ................. 1,014 1,394,166
Asset-Backed European Securitisation
Transaction Twenty-Three SARL
(b)(d)
Series 23, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.60%), 3.48%, 03/21/34 . EUR 100 118,607
Series 23, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.90%), 3.78%, 03/21/34 . 100 118,712
Series 23, Class E, (1-mo. EURIBOR at
0.00% Floor + 2.40%), 4.28%, 03/21/34 . 100 118,712
Auto ABS Italian Stella Loans SRL
(b)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 3.63%, 12/29/36 . 87 103,037
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.30%), 4.23%, 12/29/36 . 87 103,200
Series 2025-1, Class A1, (1-mo. EURIBOR at
0.00% Floor + 0.73%), 2.77%, 12/28/40 . 1,086 1,281,171
Series 2025-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.00%), 3.04%, 12/28/40 . 765 902,213
Auto ABS Spanish Loans FT, Series 2024-1,
Class A, (1-mo. EURIBOR at 0.00% Floor +
0.85%), 2.78%, 09/28/38
(b) (d)
........... 735 867,535
Auto1 Car Funding SARL
(b)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.50%), 3.39%, 12/15/33 . 100 117,949
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 3.50%), 5.39%, 12/15/33 . EUR 100 $ 121,462
AutoFlorence 2 SRL
(b)(d)
Series 2, Class C, (1-mo. EURIBOR at 0.00%
Floor + 1.15%), 3.05%, 12/24/44 ...... 96 113,282
Series 2, Class D, (1-mo. EURIBOR at 0.00%
Floor + 2.35%), 4.25%, 12/24/44 ...... 52 61,128
AutoNation Finance Trust, Series 2025-1A, Class
A3, 4.62%, 11/13/29
(a)
................ USD 570 574,474
Autonoria Spain
(b)(d)
Series 2021-SP, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.05%), 2.94%, 01/31/39 . EUR 543 638,869
Series 2021-SP, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.55%), 3.44%, 01/31/39 . 207 243,966
Series 2021-SP, Class E, (1-mo. EURIBOR at
0.00% Floor + 2.65%), 4.54%, 01/31/39 . 155 182,505
Series 2021-SP, Class F, (1-mo. EURIBOR at
0.00% Floor + 3.90%), 5.79%, 01/31/39 . 26 30,331
Bain Capital CLO Ltd., Series 2024-1A, Class
A1, (3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.81%, 04/16/37
(a) (b)
........... USD 3,370 3,382,358
Bain Capital Credit CLO Ltd., Series 2021-4A,
Class A1R, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 5.47%, 10/20/34
(a) (b)
...... 2,040 2,043,468
Ballyrock CLO 19 Ltd., Series 2022-19A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.60%, 04/20/35
(a) (b)
........... 1,250 1,254,122
Barings Equipment Finance LLC, Series 2025-A,
Class A3, 4.82%, 08/13/32
(a)
........... 4,585 4,657,631
BHG Securitization Trust, Series 2021-A, Class
A, 1.42%, 11/17/33
(a)
................ 69 67,327
Birch Grove CLO 3 Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.26% Floor
+ 1.26%), 5.53%, 01/19/38
(a) (b)
.......... 1,940 1,943,104
BlueMountain CLO Ltd., Series 2018-2A, Class
B, (3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 6.29%, 08/15/31
(a) (b)
........... 500 502,408
Brex Commercial Charge Card Master Trust,
Series 2024-1, Class A1, 6.05%, 07/15/27
(a)
. 413 416,162
Brignole Co.
(b)(d)
Series 2024, Class C, (1-mo. EURIBOR at
0.00% Floor + 2.00%), 3.87%, 02/24/42 . EUR 66 77,792
Series 2024, Class D, (1-mo. EURIBOR at
0.00% Floor + 4.00%), 5.87%, 02/24/42 . 66 78,378
Bryant Park Funding Ltd., Series 2024-22A,
Class A1, (3-mo. CME Term SOFR at 1.62%
Floor + 1.62%), 5.88%, 04/15/37
(a) (b)
...... USD 1,500 1,505,650
Capital One Multi-Asset Execution Trust
Series 2005-B3, Class B3, (3-mo. CME Term
SOFR at 0.55% Floor + 0.81%), 5.07%,
05/15/28
(b)
..................... 2,240 2,238,790
Series 2023-A1, Class A, 4.42%, 05/15/28 .. 100 100,097
Cardiff Auto Receivables Securitisation plc
(b)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.12%, 08/20/31 ................. GBP 345 473,602
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
6.82%, 08/20/31 ................. 262 360,253
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2012-4A, Class A1R4, (3-mo. CME
Term SOFR at 1.12% Floor + 1.12%),
5.39%, 04/22/32 ................. USD 253 253,631

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-1A, Class A1R2, (3-mo. CME
Term SOFR at 0.97% Floor + 1.23%),
5.51%, 04/17/31 ................. USD 922 $ 921,873
Series 2014-5A, Class A1RR, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
5.66%, 07/15/31 ................. 2,376 2,379,559
CarVal CLO IX-C Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.68% Floor +
1.68%), 5.95%, 04/20/37
(a) (b)
........... 1,000 1,003,599
Cascade MH Asset Trust, Series 2021-MH1,
Class A1, 1.75%, 02/25/46
(a)
........... 1,634 1,492,067
Cedar Funding XI CLO Ltd.
(a)(b)
Series 2019-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.06% Floor + 1.06%),
5.39%, 05/29/32 ................. 640 640,390
Series 2019-11A, Class A2R2, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
5.63%, 05/29/32 ................. 1,100 1,098,853
Chesapeake Funding II LLC
(a)
Series 2023-2A, Class A1, 6.16%, 10/15/35 . 2,597 2,631,583
Series 2024-1A, Class A1, 5.52%, 05/15/36 . 4,558 4,603,644
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A1R2, (3-mo. CME
Term SOFR at 0.75% Floor + 0.75%),
5.03%, 04/27/31 ................. 2,950 2,948,173
Series 2021-5A, Class A1R, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%), 5.52%,
01/15/38 ...................... 1,000 1,002,100
College Ave Student Loans Trust, Series 2024-A,
Class A1B, (SOFR 30 day Average at 1.75%
Floor + 1.75%), 6.06%, 06/25/54
(a) (b)
...... 9,981 10,148,632
College Avenue Student Loans LLC
(a)(b)
Series 2021-A, Class A1, (1-mo. CME Term
SOFR at 1.10% Floor + 1.21%), 5.53%,
07/25/51 ...................... 213 211,388
Series 2021-B, Class A1, (1-mo. CME Term
SOFR at 0.80% Floor + 0.91%), 5.23%,
06/25/52 ...................... 3,067 3,022,102
Series 2023-A, Class A1, (SOFR 30 day
Average at 1.90% Floor + 1.90%), 6.21%,
05/25/55 ...................... 5,321 5,385,529
Compartment BL Consumer Credit, Series 2024-
1, Class B, (1-mo. EURIBOR at 0.00% Floor +
0.90%), 2.77%, 09/25/41
(b) (d)
........... EUR 308 363,574
Compartment Driver UK Eight, Series 8, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 0.60%), 4.82%, 09/25/31
(b) (d)
...... GBP 701 962,509
Concord Music Royalties LLC, Series 2024-1A,
Class A, 5.64%, 10/20/74
(a)
............ USD 1,137 1,139,994
Crown Point CLO 8 Ltd., Series 2019-8A, Class
AR, (3-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.72%, 10/20/34
(a) (b)
........... 8,840 8,851,109
Dell Equipment Finance Trust, Series 2025-1,
Class A2, 4.68%, 07/22/27
(a)
........... 3,145 3,157,538
Dowson plc
(b)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
5.82%, 08/20/31 ................. GBP 160 218,127
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.35%),
6.57%, 08/20/31 ................. 100 136,320
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.95%),
8.17%, 08/20/31 ................. 100 136,489
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-1, Class F, (Sterling Overnight
Index Average at 0.00% Floor + 6.95%),
11.17%, 08/20/31 ................ GBP 100 $ 136,509
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class BR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 6.13%, 07/18/30
(a) (b)
...... USD 3,250 3,256,332
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 6.13%, 07/18/30
(a) (b)
........... 500 501,034
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 5.68%, 05/20/34
(a) (b)
........... 750 752,078
E-CARAT DE Lease, Series 2025-1, Class B,
(1-mo. EURIBOR at 0.00% Floor + 1.00%),
2.89%, 05/25/34
(b) (d)
................. EUR 600 706,928
EDvestinU Private Education Loan Issue No.
1 LLC, Series 2019-A, Class A, 3.58%,
11/25/38
(a)
....................... USD 1,704 1,667,463
EDvestinU Private Education Loan Issue No.
3 LLC, Series 2021-A, Class B, 3.50%,
11/25/50
(a)
....................... 640 536,368
ELFI Graduate Loan Program LLC
(a)
Series 2022-A, Class A, 4.51%, 08/26/47 ... 6,659 6,513,249
Series 2023-A, Class A, 6.37%, 02/04/48 ... 5,367 5,583,567
Elmwood CLO 26 Ltd., Series 2024-1A, Class
C, (3-mo. CME Term SOFR at 2.40% Floor +
2.40%), 6.67%, 04/18/37
(a) (b)
........... 3,700 3,723,044
Elmwood CLO 29 Ltd., Series 2024-5A, Class
AR1, (3-mo. CME Term SOFR at 1.52% Floor
+ 1.52%), 5.79%, 04/20/37
(a) (b)
.......... 1,755 1,761,204
Elmwood CLO IV Ltd., Series 2020-1A, Class
BR, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 6.12%, 04/18/37
(a) (b)
........... 1,000 1,003,632
Enterprise Fleet Financing LLC
(a)
Series 2023-2, Class A2, 5.56%, 04/22/30 .. 5,342 5,374,354
Series 2024-1, Class A2, 5.23%, 03/20/30 .. 3,633 3,659,168
Series 2024-1, Class A3, 5.16%, 09/20/30 .. 338 344,354
Series 2024-3, Class A3, 4.98%, 08/21/28 .. 2,202 2,230,833
Series 2024-3, Class A4, 5.06%, 03/20/31 .. 713 727,718
Series 2024-4, Class A3, 4.56%, 11/20/28 .. 2,037 2,047,887
Series 2024-4, Class A4, 4.70%, 06/20/31 .. 263 266,013
Series 2025-2, Class A3, 4.41%, 06/20/29 .. 4,016 4,035,940
Fairstone Financial Issuance Trust I, Series
2020-1A, Class A, 2.51%, 10/20/39
(a)
..... CAD —
(e)
1
FCT Noria, Series 2021-1, Class D, (1-mo.
EURIBOR at 0.00% Floor + 1.50%), 3.39%,
10/25/49
(b) (d)
...................... EUR 221 260,612
FCT Pixel, Series 2021-1, Class D, (3-mo.
EURIBOR at 0.00% Floor + 1.75%), 3.80%,
02/25/38
(b) (d)
...................... 47 55,208
FIGRE Trust, Series 2025-HE3, Class A, 5.56%,
05/25/55
(a) (b)
...................... USD 4,000 4,026,487
Finance Ireland Auto Receivables No.2 DAC
(b)(d)
Series 2, Class A, (1-mo. EURIBOR at 0.00%
Floor + 0.68%), 2.57%, 11/14/34 ...... EUR 3,487 4,111,104
Series 2, Class B, (1-mo. EURIBOR at 0.00%
Floor + 0.90%), 2.79%, 11/14/34 ...... 264 311,076
Flatiron CLO 21 Ltd., Series 2021-1A, Class A1R,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.63%, 10/19/37
(a) (b)
........... USD 1,805 1,811,540
Flatiron CLO 23 LLC, Series 2023-1A, Class AR,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 5.55%, 04/17/36
(a) (b)
........... 1,705 1,707,311
FNA 8 LLC, Series 2025-1, Class A, 5.62%,
03/15/45
(a) (b)
...................... 2,329 2,340,180

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
FNA VI LLC, Series 2021-1A, Class A, 1.35%,
01/10/32
(a)
....................... USD 139 $ 129,039
Ford Credit Auto Owner Trust
(a)(c)
Series 2024-1, Class A, 4.87%, 08/15/36 ... 2,832 2,886,187
Series 2025-1, Class A, 4.86%, 08/15/37 ... 6,652 6,784,505
Ford Credit Floorplan Master Owner Trust A,
Series 2023-1, Class A2, (SOFR 30 day
Average at 0.00% Floor + 1.25%), 5.55%,
05/15/28
(a) (b)
...................... 3,470 3,491,661
Fortuna Consumer Loan Abs DAC, Series 2025-
1, Class A, (1-mo. EURIBOR at 0.00% Floor +
0.70%), 2.61%, 04/18/35
(b) (d)
........... EUR 1,600 1,886,605
Fortuna Consumer Loan ABS DAC
(b)(d)
Series 2024-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.35%), 3.26%, 02/18/34 . 232 274,215
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 2.30%), 4.21%, 02/18/34 . 154 184,052
Series 2024-2, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.30%), 3.21%, 10/18/34 . 100 118,326
Series 2024-2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 3.56%, 10/18/34 . 100 118,327
Series 2024-2, Class E, (1-mo. EURIBOR at
0.00% Floor + 4.10%), 6.01%, 10/18/34 . 400 476,818
Foundation Finance Trust
(a)
Series 2021-2A, Class A, 2.19%, 01/15/42 .. USD 751 713,575
Series 2024-1A, Class A, 5.50%, 12/15/49 .. 3,164 3,230,521
Series 2024-1A, Class B, 5.95%, 12/15/49 .. 451 460,333
Series 2025-1A, Class A, 4.95%, 04/15/50 .. 2,868 2,885,288
FT Santander Consumer Spain Auto
(d)
Series 2020-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 0.95%), 2.96%, 03/21/33
(b)
EUR 155 182,809
Series 2020-1, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.95%), 3.96%, 03/21/33
(b)
47 54,952
Series 2020-1, Class D, 3.50%, 03/21/33 ... 78 90,828
FTA Consumo Santander
(b)(d)
Series 7, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.30%), 3.56%, 07/20/38 ...... 173 203,890
Series 7, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.65%), 3.91%, 07/20/38 ...... 173 203,886
Golden Bar Securitisation SRL
(b)(d)
Series 2024-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.50%), 3.54%, 09/22/43 . 291 345,813
Series 2025-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.00%), 3.00%, 12/22/44 . 532 626,867
Series 2025-1, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.25%), 3.25%, 12/22/44 . 216 254,517
Series 2025-1, Class D, (3-mo. EURIBOR at
0.00% Floor + 1.90%), 3.90%, 12/22/44 . 102 120,188
Golden Ray SA-Compartment 1
(b)(d)
Class A2, (1-mo. EURIBOR at 0.00% Floor +
0.80%), 2.78%, 12/27/57 ........... 453 534,230
Class B, (1-mo. EURIBOR at 0.00% Floor +
1.50%), 3.48%, 12/27/57 ........... 100 117,549
GoldenTree Loan Management US CLO 8 Ltd.,
Series 2020-8A, Class ARR, (3-mo. CME
Term SOFR at 1.15% Floor + 1.15%), 5.42%,
10/20/34
(a) (b)
...................... USD 1,945 1,944,907
Goldman Home Improvement Trust Issuer Trust
(a)
Series 2021-GRN2, Class A, 1.15%, 06/25/51 875 854,895
Series 2022-GRN2, Class A, 6.80%, 10/25/52 1,299 1,336,287
Golub Capital Partners CLO 66B Ltd., Series
2023-66A, Class AR, (3-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 5.77%, 07/25/38
(a) (b)
2,210 2,217,947
GoodLeap Home Improvement Solutions Trust
(a)
Series 2024-1A, Class A, 5.35%, 10/20/46 .. 2,517 2,546,106
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2025-1A, Class A, 5.38%, 02/20/49 .. USD 2,262 $ 2,290,257
Series 2025-2A, Class A, 5.32%, 06/20/49 .. 4,587 4,627,913
Series 2025-2A, Class B, 5.98%, 06/20/49 .. 385 389,730
GoodLeap Sustainable Home Solutions Trust,
Series 2022-3CS, Class A, 4.95%, 07/20/49
(a)
222 199,886
Gracie Point International Funding
(a)(b)
Series 2023-1A, Class D, (SOFR90A at 0.00%
Floor + 4.50%), 8.85%, 09/01/26 ...... 285 284,970
Series 2023-2A, Class A, (SOFR90A at 2.25%
Floor + 2.25%), 6.60%, 03/01/27 ...... 322 322,845
Gracie Point International Funding LLC, Series
2024-1A, Class A, (SOFR90A at 1.70% Floor
+ 1.70%), 6.05%, 03/01/28
(a) (b)
.......... 6,180 6,191,471
GreatAmerica Leasing Receivables Funding LLC,
Series 2024-2, Class A2, 5.28%, 03/15/27
(a)
. 2,300 2,309,121
GreenSky Home Improvement Issuer Trust
(a)
Series 2024-2, Class A4, 5.15%, 10/27/59 .. 739 745,249
Series 2025-1A, Class A2, 5.12%, 03/25/60 . 3,627 3,633,859
GreenSky Home Improvement Trust, Series
2024-1, Class A2, 5.88%, 06/25/59
(a)
...... 1,181 1,186,954
Hermitage 2024 plc
(b)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
5.82%, 04/21/33 ................. GBP 104 143,123
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.90%),
8.12%, 04/21/33 ................. 107 147,626
Hermitage plc
(b)(d)
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.35%),
6.57%, 04/21/33 ................. 65 90,523
Series 2025-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.10%),
5.32%, 04/21/33 ................. 332 455,831
Hill FL
(b)(d)
Series 2024-1FL, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.10%), 3.01%, 02/18/32 EUR 173 204,534
Series 2024-1FL, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.05%), 3.96%, 02/18/32 87 102,664
Series 2024-1FL, Class D, (1-mo. EURIBOR
at 0.00% Floor + 3.20%), 5.11%, 02/18/32 87 103,605
Hill FL BV
(b)(d)
Series 2024-2FL, Class A, (1-mo. EURIBOR
at 0.00% Floor + 0.72%), 2.63%, 10/18/32 600 707,230
Series 2024-2FL, Class D, (1-mo. EURIBOR
at 0.00% Floor + 1.95%), 3.86%, 10/18/32 100 116,000
Huntington Bank Auto Credit-Linked Notes,
Series 2024-2, Class B1, 5.44%, 10/20/32
(a)
. USD 1,576 1,590,435
INCREF LLC, Series 2025-FL1, Class A, (1-mo.
CME Term SOFR at 1.73% Floor + 1.73%),
6.05%, 10/19/42
(a) (b)
................. 4,840 4,849,526
John Deere Owner Trust, Series 2023-B, Class
A3, 5.18%, 03/15/28 ................ 5,719 5,750,036
KKR CLO 47 Ltd., Series 2024-47A, Class A,
(3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.70%, 01/15/38
(a) (b)
........... 805 807,521
KKR Financial CLO Ltd., Series 2013-1A, Class
A1R2, (3-mo. CME Term SOFR at 1.10%
Floor + 1.10%), 5.36%, 04/15/29
(a) (b)
...... 58 58,096
Koromo Italy Compartment 2., Series 2, Class A,
(1-mo. EURIBOR at 0.00% Floor + 0.68%),
2.61%, 02/26/32
(b) (d)
................. EUR 1,807 2,130,175
Kubota Credit Owner Trust, Series 2025-1A,
Class A3, 4.67%, 06/15/29
(a)
........... USD 4,655 4,716,558

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Latitude Australia Credit Card Master Trust,
Series 2025-1, Class B, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00% Floor
+ 1.40%), 0.00%, 11/23/37
(b) (d)
.......... AUD 500 $ 327,630
Loanpal Solar Loan Ltd.
(a)
Series 2020-2GF, Class A, 2.75%, 07/20/47 . USD 1,498 1,264,547
Series 2021-1GS, Class A, 2.29%, 01/20/48 . 2,289 1,907,498
Series 2021-2GS, Class A, 2.22%, 03/20/48 . 4,643 3,757,284
London Cards No. 2 plc
(b)(d)
Series 2, Class A, (Sterling Overnight Index
Average at 0.00% Floor + 1.40%), 5.62%,
03/28/34 ...................... GBP 381 528,262
Series 2, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 2.50%), 6.72%,
03/28/34 ...................... 130 180,374
Series 2, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 3.45%), 7.67%,
03/28/34 ...................... 117 162,720
Series 2, Class E, (Sterling Overnight Index
Average at 0.00% Floor + 5.50%), 9.72%,
03/28/34 ...................... 135 191,157
Long Point Park CLO Ltd., Series 2017-1A, Class
A2, (3-mo. CME Term SOFR at 0.26% Floor +
1.64%), 5.92%, 01/17/30
(a) (b)
........... USD 1,140 1,139,699
LT Autorahoitus V DAC, Series 5, Class B, (1-mo.
EURIBOR at 0.00% Floor + 0.90%), 2.81%,
05/18/35
(b) (d)
...................... EUR 400 470,780
LT Rahoitus DAC
(b)(d)
Series 6, Class A, (1-mo. EURIBOR at 0.00%
Floor + 0.54%), 2.45%, 07/18/36 ...... 2,123 2,501,676
Series 6, Class B, (1-mo. EURIBOR at 0.00%
Floor + 0.90%), 2.81%, 07/18/36 ...... 200 235,317
M&T Equipment Notes, Series 2025-1A, Class
A2, 4.70%, 12/16/27
(a)
............... USD 882 885,548
Madison Park Funding LVII Ltd., Series 2022-
57A, Class A1R, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 5.56%, 07/27/34
(a) (b)
. 2,365 2,369,418
Madison Park Funding XXI Ltd., Series 2016-
21A, Class AARR, (3-mo. CME Term SOFR at
1.34% Floor + 1.34%), 5.60%, 10/15/32
(a) (b)
. 5,463 5,474,280
Madison Park Funding XXXV Ltd., Series 2019-
35A, Class BR, (3-mo. CME Term SOFR at
1.40% Floor + 1.66%), 5.93%, 04/20/32
(a) (b)
. 250 250,046
Mariner CLO LLC, Series 2016-3A, Class AR3,
(3-mo. CME Term SOFR at 1.59% Floor +
1.59%), 5.87%, 01/23/37
(a) (b)
........... 800 802,455
Marzio Finance SRL, Series 2024-14, Class A,
(1-mo. EURIBOR at 0.00% Floor + 0.88%),
2.81%, 05/28/49
(b) (d)
................. EUR 325 384,708
Metro Finance Trust
(b)(d)
Series 2024-1, Class A, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.25%), 4.97%, 09/17/30 ...... AUD 4,925 3,248,081
Series 2025-1, Class A, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.17%), 4.97%, 10/15/31 ...... 6,800 4,472,869
Series 2025-1, Class B, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.55%), 5.35%, 10/15/31 ...... 610 401,227
Mila BV
(b)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.45%), 3.32%, 09/16/41 . EUR 100 117,793
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.00%), 3.87%, 09/16/41 . 100 118,135
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Mill City Solar Loan Ltd., Series 2019-2GS, Class
A, 3.69%, 07/20/43
(a)
................ USD 6,605 $ 5,807,056
MMAF Equipment Finance LLC, Series 2024-A,
Class A3, 4.95%, 07/14/31
(a)
........... 1,796 1,822,497
Mosaic Solar Loan Trust
(a)
Series 2019-2A, Class A, 2.88%, 09/20/40 .. 171 150,417
Series 2020-2A, Class B, 2.21%, 08/20/46 .. 718 587,503
Series 2021-1A, Class B, 2.05%, 12/20/46 .. 459 365,406
Series 2022-1A, Class B, 3.16%, 01/20/53 .. 3,433 2,630,935
Series 2022-2A, Class A, 4.38%, 01/21/53 .. 377 353,582
Navient Private Education Loan Trust, Series
2020-A, Class A2B, (1-mo. CME Term SOFR
at 0.00% Floor + 1.01%), 5.33%, 11/15/68
(a) (b)
570 568,423
Navient Private Education Refi Loan Trust
(a)
Series 2019-CA, Class A2, 3.13%, 02/15/68 . 734 719,862
Series 2019-EA, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.03%), 5.35%,
05/15/68
(b)
..................... 2,886 2,881,896
Series 2019-GA, Class A, 2.40%, 10/15/68 . 352 339,845
Series 2020-IA, Class A1B, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 5.43%,
04/15/69
(b)
..................... 4,440 4,416,206
Series 2021-A, Class A, 0.84%, 05/15/69 ... 684 623,147
Series 2021-DA, Class A, (US Prime Rate at
0.00% Floor - 1.99%), 5.51%, 04/15/60
(b)
. 5,281 5,212,494
Navient Student Loan Trust
(a)
Series 2018-EA, Class A2, 4.00%, 12/15/59 . 156 155,719
Series 2023-BA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.70%), 6.00%,
03/15/72
(b)
..................... 2,314 2,332,948
Navistar Financial Dealer Note Master Owner
Trust, Series 2024-1, Class A, 5.59%,
04/25/29
(a)
....................... 4,294 4,328,905
Navistar Financial Dealer Note Master Owner
Trust II, Series 2023-1, Class A, 6.18%,
08/25/28
(a)
....................... 2,045 2,047,544
Nelnet Student Loan Trust
(a)
Series 2021-A, Class D, 4.93%, 04/20/62 .. 1,150 1,024,490
Series 2021-BA, Class AFL, (1-mo. CME Term
SOFR at 0.00% Floor + 0.89%), 5.21%,
04/20/62
(b)
..................... 5,136 5,109,076
Series 2021-BA, Class AFX, 1.42%, 04/20/62 4,166 3,895,862
Series 2021-CA, Class AFL, (1-mo. CME Term
SOFR at 0.00% Floor + 0.85%), 5.17%,
04/20/62
(b)
..................... 5,656 5,626,407
Series 2023-PL1A, Class A1B, 7.15%,
11/25/53 ...................... 2,902 2,986,109
Series 2025-AA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.10%), 5.40%,
03/15/57
(b)
..................... 3,748 3,720,742
NewDay Funding
(b)(d)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.18%),
5.40%, 03/15/32 ................. GBP 534 737,705
Series 2024-1X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.65%),
5.87%, 03/15/32 ................. 208 287,579
Series 2024-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.40%),
6.62%, 03/15/32 ................. 147 204,887
Series 2025-2X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.80%),
0.00%, 07/15/33 ................. 1,593 2,186,631

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2025-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.05%),
0.00%, 07/15/33 ................. GBP 507 $ 695,934
Series 2025-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
0.00%, 07/15/33 ................. 195 267,667
Newday Funding Master Issuer plc
(b)(d)
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.62%, 07/15/32 ................. 132 181,871
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.12%, 07/15/32 ................. 154 213,079
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.65%),
6.87%, 07/15/32 ................. 331 458,356
Series 2024-3X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
5.82%, 11/15/32 ................. 184 253,314
Newday Funding Master Issuer plc-, Series
2025-1X, Class A, (Sterling Overnight Index
Average at 0.00% Floor + 0.85%), 5.07%,
04/15/33
(b) (d)
...................... 2,000 2,749,506
Noria DE
(b)(d)
Series 2024-DE1, Class D, (1-mo. EURIBOR
at 0.00% Floor + 1.65%), 3.54%, 02/25/43 EUR 100 117,789
Series 2024-DE1, Class E, (1-mo. EURIBOR
at 0.00% Floor + 3.55%), 5.44%, 02/25/43 100 117,916
Series 2024-DE1, Class F, (1-mo. EURIBOR
at 0.00% Floor + 4.50%), 6.39%, 02/25/43 100 118,063
Oaktree CLO Ltd., Series 2019-3A, Class A1R2,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.65%, 01/20/38
(a) (b)
........... USD 1,000 1,004,430
OCP CLO Ltd., Series 2020-18A, Class A1R2,
(3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.64%, 07/20/37
(a) (b)
........... 2,500 2,508,004
Octagon 66 Ltd., Series 2022-1A, Class X,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.68%, 11/16/36
(a) (b)
........... 1,375 1,374,940
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (3-mo. CME Term SOFR
at 0.00% Floor + 1.61%), 5.88%, 07/19/30
(a) (b)
1,750 1,750,438
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A2R2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%), 5.64%,
01/25/31
(a) (b)
...................... 1,750 1,749,661
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.59%, 01/20/38
(a) (b)
...... 1,500 1,503,761
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class A1R2, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 5.54%, 07/19/38
(a) (b)
. 515 515,000
Pagaya AI Technology in Housing Trust, Series
2023-1, Class A, 3.60%, 10/25/40
(a)
...... 4,911 4,748,883
Panorama Auto Trust, Series 2025-1, Class A,
(1-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 0.97%), 4.70%,
03/15/33
(b) (d)
...................... AUD 3,167 2,078,899
PARK BLUE CLO Ltd., Series 2023-3A, Class
A1R, (3-mo. CME Term SOFR at 1.48% Floor
+ 1.48%), 5.80%, 04/20/37
(a) (b)
.......... USD 1,070 1,074,815
PCL Funding IX plc
(b)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.90%),
5.12%, 07/16/29 ................. GBP 636 875,014
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.30%),
5.52%, 07/16/29 ................. GBP 140 $ 191,645
PFS Financing Corp.
(a)
  5.54%, 10/16/28
(f)
.................. USD 2,000 2,003,400
Series 2023-A, Class A, 5.80%, 03/15/28 ... 7,736 7,800,329
Series 2024-D, Class A, 5.34%, 04/15/29 ... 2,087 2,122,724
Series 2025-D, Class A, 4.47%, 05/15/30 ... 11,803 11,849,995
Pikes Peak CLO 11 Ltd., Series 2022-11A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.68%, 07/25/37
(a) (b)
........... 3,000 3,009,661
Pikes Peak CLO 16 Ltd., Series 2024-16A, Class
A1, (3-mo. CME Term SOFR at 1.46% Floor +
1.46%), 5.74%, 07/25/37
(a) (b)
........... 2,000 2,008,842
Point Broadband Funding LLC, Series 2025-1A,
Class A2, 5.34%, 07/20/55
(a)
........... 758 757,988
Polus US CLO II Ltd., Series 2025-2A, Class A1,
(3-mo. CME Term SOFR at 1.52% Floor +
1.52%), 5.80%, 07/20/38
(a) (b)
........... 2,260 2,269,040
Pony SA
(b)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.20%), 3.09%, 01/14/33 . EUR 100 117,902
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 3.54%, 01/14/33 . 100 118,096
Prodigy Finance DAC, Series 2021-1A, Class
A, (1-mo. CME Term SOFR at 0.00% Floor +
1.36%), 5.68%, 07/25/51
(a) (b)
........... USD 662 661,858
Progress Residential Trust, Series 2021-SFR10,
Class A, 2.39%, 12/17/40
(a)
............ 3,024 2,845,331
Quarzo SRL
(b)(d)
Series 2024-1, Class C, (3-mo. EURIBOR at
0.00% Floor + 2.30%), 4.28%, 06/15/41 . EUR 82 97,474
Series 2024-1, Class D, (3-mo. EURIBOR at
0.00% Floor + 3.70%), 5.68%, 06/15/41 . 82 97,454
Series 2025-1, Class A, (3-mo. EURIBOR at
0.00% Floor + 0.81%), 2.78%, 03/15/42 . 2,538 2,998,319
RCKT Mortgage Trust
(a)
Series 2023-CES3, Class A1A, 7.11%,
11/25/43
(b)
..................... USD 699 709,400
Series 2025-CES4, Class A1A, 5.81%,
05/25/55
(c)
..................... 4,898 4,947,026
Recette CLO Ltd., Series 2015-1A, Class ARR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.34%), 5.61%, 04/20/34
(a) (b)
........... 10,000 10,024,000
Red & Black Auto Germany 8 UG, Series 8,
Class C, (1-mo. EURIBOR at 0.00% Floor +
0.95%), 2.84%, 09/15/30
(b) (d)
........... EUR 97 114,197
Red & Black Auto Italy SRL, Class D, (1-mo.
EURIBOR at 0.00% Floor + 2.85%), 4.78%,
12/28/31
(b) (d)
...................... 143 168,613
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.63%, 01/25/38
(a) (b)
........... USD 2,180 2,187,218
Regatta VIII Funding Ltd., Series 2017-1A, Class
A1R, (3-mo. CME Term SOFR at 1.55% Floor
+ 1.55%), 5.83%, 04/17/37
(a) (b)
.......... 1,110 1,114,186
Regatta XVIII Funding Ltd., Series 2021-1A,
Class A1R, (3-mo. CME Term SOFR at 1.16%
Floor + 1.16%), 5.42%, 04/15/38
(a) (b)
...... 1,250 1,249,365
Regional Management Issuance Trust
(a)
Series 2021-1, Class A, 1.68%, 03/17/31 ... 60 60,294
Series 2024-1, Class A, 5.83%, 07/15/36 ... 854 873,193
Series 2024-2, Class A, 5.11%, 12/15/33 ... 915 920,006
Republic Finance Issuance Trust
(a)
Series 2021-A, Class A, 2.30%, 12/22/31 ... 405 402,697

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-A, Class A, 5.91%, 08/20/32 ... USD 3,670 $ 3,723,620
RevoCar UG, Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor + 0.56%), 2.44%,
02/21/37
(b) (d)
...................... EUR 439 517,221
RMIT Cash Management LLC, Series 2021-3,
Class A, 3.88%, 10/17/33
(a) (f)
........... USD 4,470 4,280,025
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-3A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.45%), 5.72%,
10/20/30 ...................... 631 631,419
Series 2021-1A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 5.70%,
07/20/34 ...................... 10,750 10,769,541
RR 20 Ltd., Series 2022-20A, Class A1R, (3-mo.
CME Term SOFR at 0.99% Floor + 0.99%),
5.25%, 07/15/37
(a) (b)
................. 2,715 2,715,937
RR 32 Ltd., Series 2024-32RA, Class A1R,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.62%, 10/15/39
(a) (b)
........... 1,355 1,359,900
Santander Drive Auto Receivables Trust, Series
2023-5, Class A3, 6.02%, 09/15/28 ....... 9,445 9,483,972
Satus plc
(b)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.90%),
5.12%, 01/17/31 ................. GBP 226 310,180
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.25%),
5.47%, 01/17/31 ................. 141 193,547
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.05%),
6.27%, 01/17/31 ................. 137 188,241
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.30%),
7.52%, 01/17/31 ................. 100 137,076
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 5.30%),
9.52%, 01/17/31 ................. 100 137,353
SC Germany SA Compartment Consumer
(b)(d)
Series 2020-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.75%), 3.64%, 11/14/34 . EUR 567 670,845
Series 2020-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.50%), 4.39%, 11/14/34 . 233 275,794
Series 2024-1, Class A, (1-mo. EURIBOR at
0.00% Floor + 0.65%), 2.56%, 01/14/38 . 718 846,101
Series 2024-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.00%), 2.91%, 01/14/38 . 300 353,684
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.30%), 3.21%, 01/14/38 . 500 589,682
Series 2024-2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.40%), 3.29%, 05/14/38 . 100 118,752
Series 2024-2, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 3.59%, 05/14/38 . 100 117,976
Series 2025-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 0.95%), 2.86%, 12/14/38 . 1,000 1,179,598
SCF Rahoituspalvelut XIII DAC, Series 13, Class
C, (1-mo. EURIBOR at 0.00% Floor + 1.40%),
3.30%, 06/25/34
(b) (d)
................. 100 117,789
Service Experts Issuer LLC
(a)
Series 2021-1A, Class A, 2.67%, 02/02/32 .. USD 662 644,767
Series 2024-1A, Class A, 6.39%, 11/20/35 .. 619 630,368
Sesac Finance LLC
(a)
Series 2019-1, Class A2, 5.22%, 07/25/49 .. 2,884 2,871,049
Series 2022-1, Class A2, 5.50%, 07/25/52 .. 211 210,600
SFS Auto Receivables Securitization Trust,
Series 2025-1A, Class A3, 4.75%, 07/22/30
(a)
4,409 4,455,220
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Signal Peak CLO 12 Ltd., Series 2022-12A,
Class A1R, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.67%, 07/18/37
(a) (b)
...... USD 540 $ 541,754
Silver Point CLO 8 Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.21% Floor +
1.21%), 5.43%, 04/15/38
(a) (b)
........... 1,000 999,568
Sixth Street CLO XX Ltd.
(a)(b)
Series 2021-20A, Class A2R, (3-mo. CME
Term SOFR at 1.57% Floor + 1.57%),
0.00%, 07/17/38 ................. 2,000 2,000,000
Series 2021-20A, Class BR, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 0.00%,
07/17/38
(g)
..................... 1,000 1,000,000
SLM Private Credit Student Loan Trust
(b)
Series 2004-A, Class A3, (3-mo. CME Term
SOFR at 0.00% Floor + 0.66%), 4.98%,
06/15/33 ...................... 200 198,804
Series 2005-A, Class A4, (3-mo. CME Term
SOFR at 0.00% Floor + 0.57%), 4.89%,
12/15/38 ...................... 3,078 3,035,787
Series 2005-B, Class A4, (3-mo. CME Term
SOFR at 0.00% Floor + 0.59%), 4.91%,
06/15/39 ...................... 2,914 2,840,248
Series 2007-A, Class A4A, (3-mo. CME Term
SOFR at 0.00% Floor + 0.50%), 4.82%,
12/16/41 ...................... 1,750 1,707,147
SLM Private Education Loan Trust, Series
2010-C, Class A5, (1-mo. CME Term SOFR at
0.00% Floor + 4.86%), 9.18%, 10/15/41
(a) (b)
. 10,428 10,924,197
SLM Student Loan Trust, Series 2013-4, Class
A, (SOFR 30 day Average at 0.00% Floor +
0.66%), 4.97%, 06/25/43
(b)
............ 2,457 2,408,956
SMB Private Education Loan Trust
(a)
Series 2020-A, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 0.94%), 5.26%,
09/15/37
(b)
..................... 473 472,158
Series 2021-A, Class APL, (1-mo. CME Term
SOFR at 0.00% Floor + 0.84%), 5.16%,
01/15/53
(b)
..................... 7,948 7,883,829
Series 2021-A, Class B, 2.31%, 01/15/53 ... 2,504 2,430,213
Series 2021-C, Class APT1, 1.39%, 01/15/53 3,426 3,129,862
Series 2021-C, Class D, 3.93%, 01/15/53 .. 134 118,688
SoFi Consumer Loan Program Trust
(a)
Series 2025-1, Class A, 4.80%, 02/27/34 ... 2,688 2,693,202
Series 2025-2, Class A, 4.82%, 06/25/34 ... 11,170 11,187,510
SoFi Personal Loan Trust
(a)
  0.00%, 10/15/30
(h)
................. 47 2,138,231
Series 2023-1A, Class A, 6.00%, 11/12/30 .. 572 578,817
Series 2024-1A, Class A, 6.06%, 02/12/31 .. 1,994 2,002,888
SoFi Professional Loan Program LLC
(a)
Series 2018-A, Class A2B, 2.95%, 02/25/42 . 141 140,296
Series 2019-A, Class A2FX, 3.69%, 06/15/48 843 833,951
SoFi Professional Loan Program Trust
(a)
Series 2018-C, Class A2FX, 3.59%, 01/25/48 505 499,020
Series 2021-A, Class AFX, 1.03%, 08/17/43 . 415 369,361
Soundview Home Loan Trust, Series 2003-2,
Class A2, (1-mo. CME Term SOFR at 1.30%
Floor + 1.41%), 5.73%, 11/25/33
(b)
....... 142 153,877
SpringCastle America Funding LLC, Series 2020-
AA, Class A, 1.97%, 09/25/37
(a)
......... 2,425 2,282,693
Stream Innovations Issuer Trust, Series 2025-1A,
Class A, 5.05%, 09/15/45
(a)
............ 452 455,249
Sunrise Spv 95 SRL, Series 2024-1, Class A1,
(1-mo. EURIBOR at 0.00% Floor + 0.80%),
2.78%, 03/27/49
(b) (d)
................. EUR 284 334,628

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TAGUS - Sociedade de Titularizacao de Creditos
SA
(b)(d)
Series 2, Class B, (1-mo. EURIBOR at 0.00%
Floor + 1.80%), 3.78%, 10/27/42 ...... EUR 100 $ 117,898
Series 2, Class C, (1-mo. EURIBOR at 0.00%
Floor + 2.60%), 4.58%, 10/27/42 ...... 100 117,896
Series 2, Class D, (1-mo. EURIBOR at 0.00%
Floor + 2.85%), 4.73%, 09/23/38 ...... 363 416,622
Series 2, Class D, (1-mo. EURIBOR at 0.00%
Floor + 4.00%), 5.98%, 10/27/42 ...... 100 118,648
Series 6, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.20%), 3.25%, 12/25/39 ...... 400 471,500
TCW CLO Ltd., Series 2023-1A, Class A1R,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.72%, 03/31/38
(a) (b)
........... USD 825 825,000
TICP CLO VII Ltd., Series 2017-7A, Class BR2,
(3-mo. CME Term SOFR at 1.90% Floor +
1.90%), 6.16%, 04/15/33
(a) (b)
........... 1,315 1,316,568
TICP CLO XI Ltd., Series 2018-11A, Class AR,
(3-mo. CME Term SOFR at 1.53% Floor +
1.53%), 5.81%, 04/25/37
(a) (b)
........... 1,420 1,425,227
Trestles CLO III Ltd., Series 2020-3A, Class X,
(3-mo. CME Term SOFR at 1.00% Floor +
1.00%), 5.27%, 10/20/37
(a) (b)
........... 1,269 1,268,576
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.66%), 5.93%, 10/18/31
(a) (b)
.......... 1,250 1,250,487
Trinitas CLO XII Ltd., Series 2020-12A, Class
A1R, (3-mo. CME Term SOFR at 1.37% Floor
+ 1.37%), 5.65%, 04/25/33
(a) (b)
.......... 5,000 5,012,425
Trinitas CLO XXIII Ltd., Series 2023-23A, Class
A, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.07%, 10/20/36
(a) (b)
........... 1,390 1,394,198
Upgrade Master Pass-Thru Trust, Series 2025-
ST4, Class A, 5.50%, 08/16/32
(a)
........ 1,006 1,006,000
Vantage Data Centers Germany Borrower Lux
SARL, Series 2025-1X, Class A2, 4.29%,
06/28/50
(d)
....................... EUR 822 971,901
Vantage Data Centers Jersey Borrower Spv Ltd.,
Series 2024-1X, 6.17%, 05/28/39
(d)
....... GBP 867 1,219,850
Venture 31 CLO Ltd., Series 2018-31A, Class
A1, (3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 5.56%, 04/20/31
(a) (b)
........... USD 925 926,298
Verizon Master Trust, Series 2024-1, Class A1A,
5.00%, 12/20/28 ................... 6,000 6,012,042
Voya CLO Ltd., Series 2017-1A, Class A1R,
(3-mo. CME Term SOFR at 0.00% Floor +
1.21%), 5.49%, 04/17/30
(a) (b)
........... 235 234,784
Warwick Capital CLO 6 Ltd., Series 2025-6A,
Class A1, (3-mo. CME Term SOFR at 1.43%
Floor + 1.43%), 5.70%, 07/20/38
(a) (b)
...... 825 827,557
Whitebox CLO I Ltd., Series 2019-1A, Class
A1RR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.60%, 07/24/36
(a) (b)
...... 4,450 4,454,164
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R2, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.66%, 10/24/37
(a) (b)
...... 760 762,944
Whitebox CLO III Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.27% Floor
+ 1.27%), 5.53%, 10/15/35
(a) (b)
.......... 3,545 3,550,242
Youni Italy SRL
(b)(d)
Series 2024-1, Class A, (1-mo. EURIBOR at
0.00% Floor + 0.88%), 2.77%, 04/25/34 . EUR 384 453,874
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 3.59%, 04/25/34 . EUR 105 $ 124,852
Total Asset-Backed Securities — 14 .0%
(Cost: $ 581,949,295 ) .............................. 582,163,612
Corporate Bonds
Aerospace & Defense — 1.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(a)
... USD 106 109,850
ATI, Inc.
5.88% , 12/01/27 ................... 1,774 1,775,547
4.88% , 10/01/29 ................... 77 75,419
7.25% , 08/15/30 ................... 426 446,407
Axon Enterprise, Inc., 6.13%, 03/15/30
(a)
..... 158 162,481
Boeing Co. (The), 6.30%, 05/01/29 ........ 6,800 7,188,630
Bombardier, Inc.
(a)
6.00% , 02/15/28 ................... 363 365,185
7.50% , 02/01/29 ................... 9 9,450
8.75% , 11/15/30 ................... 2,117 2,291,820
7.25% , 07/01/31 ................... 85 89,224
BWX Technologies, Inc.
(a)
4.13% , 06/30/28 ................... 444 433,153
4.13% , 04/15/29 ................... 120 115,691
Efesto Bidco SpA, Series XR, 7.50%, 02/15/32
(a)
1,330 1,346,633
Goat Holdco LLC, 6.75%, 02/01/32
(a)
....... 355 360,872
L3Harris Technologies, Inc.
5.40% , 01/15/27 ................... 9,485 9,642,167
4.40% , 06/15/28 ................... 2,261 2,266,897
5.05% , 06/01/29 ................... 4,047 4,139,949
Lockheed Martin Corp., 5.10%, 11/15/27 ..... 989 1,013,916
RTX Corp.
2.65% , 11/01/26 ................... 1,150 1,126,903
3.50% , 03/15/27 ................... 3,380 3,339,297
3.13% , 05/04/27 ................... 6,944 6,807,547
4.13% , 11/16/28 ................... 6,351 6,325,378
Spirit AeroSystems, Inc.
(a)
9.38% , 11/30/29 ................... 324 343,768
9.75% , 11/15/30 ................... 689 759,864
TransDigm, Inc.
(a)
6.75% , 08/15/28 ................... 882 900,645
6.38% , 03/01/29 ................... 4,159 4,266,891
7.13% , 12/01/31 ................... 498 521,763
6.63% , 03/01/32 ................... 187 193,619
Triumph Group, Inc., 9.00%, 03/15/28
(a)
..... 288 300,971
56,719,937
Air Freight & Logistics — 0.0%
(a)
Rand Parent LLC, 8.50%, 02/15/30 ........ 103 103,428
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 53 56,183
159,611
Automobile Components — 0.2%
Aptiv Swiss Holdings Ltd., 4.65%, 09/13/29 ... 4,075 4,064,375
Clarios Global LP
(a)
6.75% , 05/15/28 ................... 781 801,660
6.75% , 02/15/30 ................... 666 692,498
4.75% , 06/15/31 ................... EUR 205 242,407
Dana, Inc.
4.25% , 09/01/30 ................... USD 52 51,251
4.50% , 02/15/32 ................... 80 78,201
Goodyear Tire & Rubber Co. (The)
6.63% , 07/15/30 ................... 174 177,486
5.25% , 04/30/31 ................... 31 29,772
Icahn Enterprises LP
5.25% , 05/15/27 ................... 2,156 2,089,016
9.75% , 01/15/29 ................... 56 54,400

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
4.38% , 02/01/29 ................... USD 128 $ 107,594
10.00% , 11/15/29
(a)
................. 326 322,748
Tenneco, Inc., 8.00%, 11/17/28
(a)
......... 241 238,324
8,949,732
Automobiles — 0.1%
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(a)
.... 400 366,969
Stellantis NV, 3.38%, 11/19/28
(d)
.......... EUR 2,300 2,735,036
3,102,005
Banks — 10.1%
Bank of America Corp.
(b)
Series N , (1-day SOFR + 0.91%), 1.66% ,
03/11/27 ...................... USD 11,435 11,217,376
(1-day SOFR + 0.96%), 1.73% , 07/22/27 .. 2,400 2,332,749
(1-day SOFR + 1.34%), 5.93% , 09/15/27 .. 18,162 18,479,055
(3-mo. CME Term SOFR + 1.77%), 3.71% ,
04/24/28 ...................... 175 172,922
(1-day SOFR + 1.99%), 6.20% , 11/10/28 .. 920 957,424
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ...................... 6,038 5,902,047
Series FIX , (1-day SOFR + 0.83%), 4.98% ,
01/24/29 ...................... 15,519 15,740,361
(1-day SOFR + 1.11%), 4.62% , 05/09/29 .. 7,000 7,044,423
(1-day SOFR + 1.06%), 2.09% , 06/14/29 .. 305 285,886
(3-mo. CME Term SOFR + 1.47%), 3.97% ,
02/07/30 ...................... 6,438 6,336,979
Series FIX , (1-day SOFR + 1.00%), 5.16% ,
01/24/31 ...................... 10,258 10,513,933
Barclays plc
(b)
(1-day SOFR + 2.21%), 5.83% , 05/09/27 .. 286 288,912
(1-day SOFR + 1.88%), 6.50% , 09/13/27 .. 264 269,859
(1-day SOFR + 1.49%), 5.67% , 03/12/28 .. 253 257,798
(1-day SOFR + 1.34%), 4.84% , 09/10/28 .. 2,529 2,548,520
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.30%), 7.39% ,
11/02/28 ...................... 1,652 1,753,608
(3-mo. SOFR + 2.16%), 4.97% , 05/16/29 .. 533 538,572
(1-day SOFR + 1.56%), 4.94% , 09/10/30 .. 600 604,473
Citibank NA
4.58% , 05/29/27 ................... 5,550 5,580,481
4.91% , 05/29/30 ................... 5,045 5,141,859
Citigroup, Inc.
(1-day SOFR + 1.55%), 5.61% , 09/29/26
(b)
. 8,374 8,392,807
3.20% , 10/21/26 ................... 16,160 15,929,119
(1-day SOFR + 0.77%), 1.46% , 06/09/27
(b)
. 3,984 3,871,036
(1-day SOFR + 1.28%), 3.07% , 02/24/28
(b)
. 822 803,781
(1-day SOFR + 1.14%), 4.64% , 05/07/28
(b)
. 9,965 9,991,413
(3-mo. CME Term SOFR + 1.41%), 3.52% ,
10/27/28
(b)
..................... 1,133 1,109,467
(1-day SOFR + 0.87%), 4.79% , 03/04/29
(b)
. 8,985 9,049,530
(1-day SOFR + 1.36%), 5.17% , 02/13/30
(b)
. 7,824 7,982,307
(1-day SOFR + 1.34%), 4.54% , 09/19/30
(b)
. 12,880 12,821,617
(1-day SOFR + 1.46%), 4.95% , 05/07/31
(b)
. 8,850 8,950,864
JPMorgan Chase & Co.
(b)
(1-day SOFR + 0.80%), 1.05% , 11/19/26 .. 8,435 8,321,119
(1-day SOFR + 0.89%), 1.58% , 04/22/27 .. 571 557,767
(1-day SOFR + 1.33%), 6.07% , 10/22/27 .. 13,000 13,282,313
(1-day SOFR + 0.93%), 5.57% , 04/22/28 .. 4,550 4,643,367
(1-day SOFR + 0.93%), 4.98% , 07/22/28 .. 17,935 18,164,984
(1-day SOFR + 0.86%), 4.51% , 10/22/28 .. 3,781 3,792,308
(1-day SOFR + 0.80%), 4.92% , 01/24/29 .. 24,325 24,651,650
(1-day SOFR + 1.31%), 5.01% , 01/23/30 .. 4,254 4,332,516
(1-day SOFR + 1.13%), 5.00% , 07/22/30 .. 8,045 8,191,920
(1-day SOFR + 1.01%), 5.14% , 01/24/31 .. 14,385 14,751,515
(1-day SOFR + 1.44%), 5.10% , 04/22/31 .. 14,604 14,966,240
Security
Par (000)
Par (000) Value
Banks (continued)
KeyCorp, (SOFR Index + 1.23%), 5.12%,
04/04/31
(b)
...................... USD 2,190 $ 2,216,139
Morgan Stanley Bank NA
(b)
(1-day SOFR + 1.08%), 4.95% , 01/14/28 .. 2,370 2,389,088
(1-day SOFR + 0.93%), 4.97% , 07/14/28 .. 17,587 17,797,669
(1-day SOFR + 0.91%), 5.02% , 01/12/29 .. 12,618 12,814,174
NatWest Group plc, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.85%), 7.47%, 11/10/26
(b)
............ 200 201,977
PNC Bank NA, (1-day SOFR + 0.63%), 4.54%,
05/13/27
(b)
...................... 11,240 11,245,649
Truist Financial Corp.
(b)
(1-day SOFR + 2.05%), 6.05% , 06/08/27 .. 3,943 3,995,974
(1-day SOFR + 0.86%), 1.89% , 06/07/29 .. 1,317 1,225,571
(1-day SOFR + 1.62%), 5.44% , 01/24/30 .. 1,627 1,675,765
Wells Fargo & Co.
(b)
Series W , (1-day SOFR + 0.78%), 4.90% ,
01/24/28 ...................... 7,076 7,127,237
(1-day SOFR + 1.07%), 5.71% , 04/22/28 .. 16,506 16,864,437
(1-day SOFR + 2.10%), 2.39% , 06/02/28 .. 765 737,012
(1-day SOFR + 1.98%), 4.81% , 07/25/28 .. 1,000 1,008,430
(1-day SOFR + 1.37%), 4.97% , 04/23/29 .. 10,420 10,565,805
(1-day SOFR + 1.74%), 5.57% , 07/25/29 .. 617 637,088
(1-day SOFR + 1.79%), 6.30% , 10/23/29 .. 4,694 4,961,031
(1-day SOFR + 1.50%), 5.20% , 01/23/30 .. 4,251 4,354,308
(3-mo. CME Term SOFR + 1.43%), 2.88% ,
10/30/30 ...................... 4,150 3,877,474
(1-day SOFR + 1.50%), 5.15% , 04/23/31 .. 7,587 7,770,325
Westpac Banking Corp., 4.18%, 05/22/28
(a)
... 17,040 17,117,522
419,107,552
Biotechnology — 0.4%
AbbVie, Inc.
4.80% , 03/15/29 ................... 3,685 3,757,260
3.20% , 11/21/29 ................... 2,695 2,577,774
Amgen, Inc.
2.20% , 02/21/27 ................... 1,323 1,279,756
5.15% , 03/02/28 ................... 5,257 5,371,402
4.05% , 08/18/29 ................... 3,680 3,637,329
5.25% , 03/02/30 ................... 1,246 1,283,856
17,907,377
Broadline Retail — 0.1%
(a)
ANGI Group LLC, 3.88%, 08/15/28 ........ 68 63,399
Match Group Holdings II LLC
4.63% , 06/01/28 ................... 812 792,369
4.13% , 08/01/30 ................... 47 43,954
3.63% , 10/01/31 ................... 19 17,000
Rakuten Group, Inc., 9.75%, 04/15/29 ...... 1,491 1,633,210
2,549,932
Building Products — 0.3%
(a)
Advanced Drainage Systems, Inc.
5.00% , 09/30/27 ................... 583 578,395
6.38% , 06/15/30 ................... 427 436,718
EMRLD Borrower LP
6.63% , 12/15/30 ................... 3,494 3,571,469
6.75% , 07/15/31 ................... 547 566,142
New Enterprise Stone & Lime Co., Inc., 5.25%,
07/15/28 ....................... 111 111,294
Quikrete Holdings, Inc., 6.38%, 03/01/32 .... 1,698 1,746,087
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28 ....................... 1,511 1,507,315
Standard Industries, Inc.
4.75% , 01/15/28 ................... 1,647 1,628,698
4.38% , 07/15/30 ................... 605 572,839
10,718,957

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets — 5.6%
Bank of New York Mellon Corp. (The), (1-day
SOFR + 1.03%), 4.95%, 04/26/27
(b)
...... USD 535 $ 537,480
Blue Owl Credit Income Corp., 7.75%, 09/16/27 221 231,813
Citadel Finance LLC, 5.90%, 02/10/30
(a)
..... 2,680 2,705,446
Deutsche Bank AG
(b)
(1-day SOFR + 1.21%), 5.37% , 01/10/29 .. 3,327 3,385,400
(1-day SOFR + 1.70%), 5.00% , 09/11/30 .. 2,890 2,911,884
Focus Financial Partners LLC, 6.75%, 09/15/31
(a)
198 202,111
Goldman Sachs Bank USA, (1-day SOFR +
0.78%), 5.28%, 03/18/27
(b)
............ 3,916 3,935,323
Goldman Sachs Group, Inc. (The)
(b)
(1-day SOFR + 1.08%), 5.80% , 08/10/26 .. 9,524 9,537,223
(1-day SOFR + 0.80%), 1.43% , 03/09/27 .. 17,151 16,780,503
(1-day SOFR + 0.91%), 1.95% , 10/21/27 .. 13,057 12,642,594
(1-day SOFR + 1.11%), 2.64% , 02/24/28 .. 9,852 9,568,276
(1-day SOFR + 1.32%), 4.94% , 04/23/28 .. 15,240 15,358,779
(3-mo. CME Term SOFR + 1.77%), 3.69% ,
06/05/28 ...................... 8,291 8,173,150
(1-day SOFR + 1.73%), 4.48% , 08/23/28 .. 7,537 7,547,013
(1-day SOFR + 1.77%), 6.48% , 10/24/29 .. 4,860 5,155,324
(1-day SOFR + 1.27%), 5.73% , 04/25/30 .. 177 184,249
(1-day SOFR + 1.21%), 5.05% , 07/23/30 .. 10,427 10,600,133
(1-day SOFR + 1.14%), 4.69% , 10/23/30 .. 1,340 1,344,025
(1-day SOFR + 1.08%), 5.21% , 01/28/31 .. 5,129 5,249,058
(1-day SOFR + 1.58%), 5.22% , 04/23/31 .. 19,892 20,392,710
HAT Holdings I LLC
(a)
3.38% , 06/15/26 ................... 32 31,322
8.00% , 06/15/27 ................... 22 22,920
Morgan Stanley
(b)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 .. 4,791 4,675,303
(1-day SOFR + 0.86%), 1.51% , 07/20/27 .. 19,962 19,364,336
(1-day SOFR + 2.24%), 6.30% , 10/18/28 .. 4,360 4,541,708
(1-day SOFR + 1.38%), 4.99% , 04/12/29 .. 13,689 13,888,139
(1-day SOFR + 1.63%), 5.45% , 07/20/29 .. 6,010 6,180,990
(1-day SOFR + 1.45%), 5.17% , 01/16/30 .. 1,600 1,633,518
(1-day SOFR + 1.26%), 5.66% , 04/18/30 .. 14,934 15,512,106
(1-day SOFR + 1.22%), 5.04% , 07/19/30 .. 6,688 6,801,626
(1-day SOFR + 1.10%), 4.65% , 10/18/30 .. 3,520 3,526,714
(1-day SOFR + 1.11%), 5.23% , 01/15/31 .. 5,520 5,650,785
(1-day SOFR + 3.12%), 3.62% , 04/01/31 .. 2,900 2,780,976
UBS AG, 7.50%, 02/15/28 ............. 3,163 3,412,127
UBS Group AG
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 1.49% ,
08/10/27
(b)
..................... 8,065 7,800,192
4.28% , 01/09/28 ................... 875 871,129
233,136,385
Chemicals — 0.3%
Axalta Coating Systems LLC
(a)
4.75% , 06/15/27 ................... 666 661,909
3.38% , 02/15/29 ................... 254 240,588
Celanese US Holdings LLC, 6.50%, 04/15/30 .. 17 17,402
Chemours Co. (The)
5.38% , 05/15/27 ................... 709 702,659
5.75% , 11/15/28
(a)
.................. 191 179,025
Element Solutions, Inc., 3.88%, 09/01/28
(a)
... 1,931 1,872,674
Herens Holdco SARL, 4.75%, 05/15/28
(a)
.... 253 227,061
Mativ Holdings, Inc., 8.00%, 10/01/29
(a)
..... 91 82,453
Olympus Water US Holding Corp.
(a)
9.75% , 11/15/28 ................... 2,432 2,560,969
7.25% , 06/15/31 ................... 535 545,700
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29 . 23 22,213
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(a)
...................... 231 223,697
Security
Par (000)
Par (000) Value
Chemicals (continued)
WR Grace Holdings LLC
(a)
4.88% , 06/15/27 ................... USD 1,626 $ 1,616,606
5.63% , 08/15/29 ................... 955 864,453
7.38% , 03/01/31 ................... 668 684,044
10,501,453
Commercial Services & Supplies — 0.3%
(a)
Allied Universal Holdco LLC
4.63% , 06/01/28 ................... 985 955,590
6.88% , 06/15/30 ................... 698 707,468
7.88% , 02/15/31 ................... 3,942 4,118,176
Aramark Services, Inc., 5.00%, 02/01/28 ..... 610 607,545
Brink's Co. (The), 6.50%, 06/15/29 ........ 258 265,945
Deluxe Corp., 8.13%, 09/15/29 .......... 56 57,796
Garda World Security Corp.
4.63% , 02/15/27 ................... 206 204,723
7.75% , 02/15/28 ................... 1,887 1,952,220
GFL Environmental, Inc.
4.00% , 08/01/28 ................... 675 654,699
4.38% , 08/15/29 ................... 45 43,697
6.75% , 01/15/31 ................... 165 172,660
Prime Security Services Borrower LLC, 6.25%,
01/15/28 ....................... 1,012 1,013,585
Raven Acquisition Holdings LLC, 6.88%,
11/15/31 ....................... 287 287,012
RR Donnelley & Sons Co., 9.50%, 08/01/29 ... 659 659,000
Veritiv Operating Co., 10.50%, 11/30/30 ..... 78 84,434
Williams Scotsman, Inc.
6.63% , 06/15/29 ................... 314 322,328
6.63% , 04/15/30 ................... 339 352,137
Wrangler Holdco Corp., 6.63%, 04/01/32 .... 361 375,823
12,834,838
Communications Equipment — 0.1%
CommScope LLC
(a)
4.75% , 09/01/29 ................... 450 439,327
9.50% , 12/15/31 ................... 247 258,662
Motorola Solutions, Inc.
4.60% , 02/23/28 ................... 661 665,827
5.00% , 04/15/29 ................... 398 404,506
Viavi Solutions, Inc., 3.75%, 10/01/29
(a)
..... 36 33,639
1,801,961
Construction & Engineering — 0.0%
(a)
Arcosa, Inc., 4.38%, 04/15/29 ........... 280 270,856
Brand Industrial Services, Inc., 10.38%, 08/01/30 1,478 1,363,657
Dycom Industries, Inc., 4.50%, 04/15/29 ..... 55 53,531
1,688,044
Consumer Finance — 1.3%
Ally Financial, Inc., (SOFR Index + 1.96%),
5.74%, 05/15/29
(b)
................. 1,925 1,959,271
Azorra Finance Ltd.
(a)
7.75% , 04/15/30 ................... 89 92,393
7.25% , 01/15/31 ................... 106 108,218
Capital One Financial Corp.
3.75% , 03/09/27 ................... 1,171 1,161,112
(1-day SOFR + 0.86%), 1.88% , 11/02/27
(b)
. 4,734 4,572,748
(1-day SOFR + 2.64%), 6.31% , 06/08/29
(b)
. 731 767,330
(1-day SOFR + 1.91%), 5.70% , 02/01/30
(b)
. 1,927 1,993,337
Ford Motor Credit Co. LLC
3.38% , 11/13/25 ................... 2,833 2,814,132
5.80% , 03/05/27 ................... 5,084 5,124,109
4.95% , 05/28/27 ................... 1,795 1,783,103
7.35% , 11/04/27 ................... 4,112 4,270,526
5.88% , 11/07/29 ................... 1,727 1,732,068

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
General Motors Financial Co., Inc.
4.00% , 10/06/26 ................... USD 4,304 $ 4,274,231
2.35% , 02/26/27 ................... 1,050 1,011,896
5.40% , 05/08/27 ................... 2,492 2,528,188
5.80% , 01/07/29 ................... 2,385 2,456,444
GGAM Finance Ltd.
(a)
7.75% , 05/15/26 ................... 18 18,184
8.00% , 02/15/27 ................... 110 113,415
8.00% , 06/15/28 ................... 45 47,597
6.88% , 04/15/29 ................... 833 861,179
5.88% , 03/15/30 ................... 252 253,789
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(a)
...................... 481 493,626
Macquarie Airfinance Holdings Ltd., 6.50%,
03/26/31
(a)
...................... 75 79,374
Navient Corp.
9.38% , 07/25/30 ................... 702 774,314
7.88% , 06/15/32 ................... 382 397,279
OneMain Finance Corp.
3.50% , 01/15/27 ................... 146 142,935
6.63% , 01/15/28 ................... 57 58,863
9.00% , 01/15/29 ................... 155 162,542
6.63% , 05/15/29 ................... 514 527,904
7.88% , 03/15/30 ................... 1,420 1,508,849
4.00% , 09/15/30 ................... 13 11,996
7.50% , 05/15/31 ................... 213 222,553
6.75% , 03/15/32 ................... 131 133,464
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(a)
456 472,296
SLM Corp.
3.13% , 11/02/26 ................... 108 105,854
6.50% , 01/31/30 ................... 29 30,439
Synchrony Financial
5.15% , 03/19/29 ................... 2,700 2,710,900
(SOFR Index + 2.13%), 5.94% , 08/02/30
(b)
. 1,345 1,381,959
(1-day SOFR + 1.68%), 5.45% , 03/06/31
(b)
. 8,035 8,105,055
55,263,472
Consumer Staples Distribution & Retail — 0.0%
Albertsons Cos., Inc.
(a)
3.25% , 03/15/26 ................... 18 17,752
5.88% , 02/15/28 ................... 341 340,658
6.50% , 02/15/28 ................... 62 63,477
3.50% , 03/15/29 ................... 710 672,640
KeHE Distributors LLC, 9.00%, 02/15/29
(a)
.... 96 99,423
Performance Food Group, Inc., 4.25%,
08/01/29
(a)
...................... 6 5,785
US Foods, Inc.
(a)
4.75% , 02/15/29 ................... 54 53,053
4.63% , 06/01/30 ................... 35 34,078
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29 63 66,816
1,353,682
Containers & Packaging — 0.3%
Amcor Flexibles North America, Inc., 5.10%,
03/17/30
(a)
...................... 2,130 2,166,280
Ardagh Metal Packaging Finance USA LLC
(a)
6.00% , 06/15/27 ................... 829 831,547
3.25% , 09/01/28 ................... 200 189,007
4.00% , 09/01/29 ................... 200 182,575
Ardagh Packaging Finance plc, 4.13%,
08/15/26
(a)
...................... 200 187,774
Clydesdale Acquisition Holdings, Inc.
(a)
6.63% , 04/15/29 ................... 1,895 1,922,449
6.88% , 01/15/30 ................... 555 567,364
6.75% , 04/15/32 ................... 1,447 1,485,011
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
LABL, Inc.
(a)
5.88% , 11/01/28 ................... USD 263 $ 229,983
9.50% , 11/01/28 ................... 438 404,878
8.63% , 10/01/31 ................... 259 221,540
Mauser Packaging Solutions Holding Co., 7.88%,
04/15/27
(a)
...................... 3,482 3,539,077
Sealed Air Corp.
(a)
4.00% , 12/01/27 ................... 223 217,642
5.00% , 04/15/29 ................... 36 35,608
Sonoco Products Co., 2.25%, 02/01/27 ..... 343 330,816
Trivium Packaging Finance BV
(a)
6.63% , 07/15/30 ................... EUR 100 121,744
8.25% , 07/15/30 ................... USD 200 211,497
12,844,792
Distributors — 0.0%
(a)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... 45 42,566
Gates Corp., 6.88%, 07/01/29 ........... 190 197,290
239,856
Diversified Consumer Services — 0.1%
Belron UK Finance plc, 5.75%, 10/15/29
(a)
.... 1,361 1,372,355
Service Corp. International
3.38% , 08/15/30 ................... 4 3,677
4.00% , 05/15/31 ................... 785 734,508
Sotheby's
(a)
7.38% , 10/15/27 ................... 669 661,299
5.88% , 06/01/29 ................... 200 180,104
Wand NewCo 3, Inc., 7.63%, 01/30/32
(a)
..... 696 731,446
3,683,389
Diversified REITs — 1.7%
Global Net Lease, Inc., 3.75%, 12/15/27
(a)
.... 149 142,299
GLP Capital LP
5.38% , 04/15/26 ................... 15,365 15,368,350
5.75% , 06/01/28 ................... 1,861 1,906,959
4.00% , 01/15/30 ................... 780 749,573
Uniti Group LP, 10.50%, 02/15/28
(a)
........ 1,810 1,918,677
VICI Properties LP
4.50% , 09/01/26
(a)
.................. 5,266 5,251,501
4.25% , 12/01/26
(a)
.................. 7,154 7,110,380
5.75% , 02/01/27
(a)
.................. 3,780 3,832,286
4.50% , 01/15/28
(a)
.................. 1,090 1,084,262
4.75% , 02/15/28 ................... 2,421 2,434,278
4.75% , 04/01/28 ................... 11,874 11,971,125
3.88% , 02/15/29
(a)
.................. 750 725,518
4.63% , 12/01/29
(a)
.................. 7,946 7,806,451
4.95% , 02/15/30 ................... 8,687 8,737,820
4.13% , 08/15/30
(a)
.................. 2,510 2,409,146
71,448,625
Diversified Telecommunication Services — 0.7%
AT&T, Inc.
1.65% , 02/01/28 ................... 4,914 4,609,953
4.35% , 03/01/29 ................... 3,850 3,858,077
4.70% , 08/15/30 ................... 5,350 5,398,555
CCO Holdings LLC
(a)
5.13% , 05/01/27 ................... 149 148,521
5.38% , 06/01/29 ................... 1,257 1,252,404
6.38% , 09/01/29 ................... 704 718,105
4.75% , 03/01/30 ................... 2,843 2,754,305
4.25% , 02/01/31 ................... 251 234,478
7.38% , 03/01/31 ................... 133 138,773
Frontier Communications Holdings LLC
(a)
5.88% , 10/15/27 ................... 636 636,241
5.00% , 05/01/28 ................... 538 537,774

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
8.75% , 05/15/30 ................... USD 885 $ 925,596
8.63% , 03/15/31 ................... 89 94,563
Iliad Holding SASU
(a)
7.00% , 10/15/28 ................... 1,685 1,715,791
8.50% , 04/15/31 ................... 650 695,256
7.00% , 04/15/32 ................... 200 204,916
Level 3 Financing, Inc.
(a)
4.88% , 06/15/29 ................... 201 187,684
11.00% , 11/15/29 .................. 370 424,437
3.88% , 10/15/30 ................... 64 55,086
10.75% , 12/15/30 .................. 215 243,933
4.00% , 04/15/31 ................... 13 10,897
Lumen Technologies, Inc.
(a)
4.13% , 04/15/29 ................... 58 56,310
4.13% , 04/15/30 ................... 58 56,532
Virgin Media Secured Finance plc, 5.50%,
05/15/29
(a)
...................... 1,269 1,248,166
Windstream Services LLC, 8.25%, 10/01/31
(a)
. 1,840 1,927,006
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(a)
. 1,341 1,257,558
29,390,917
Electric Utilities — 3.3%
AEP Texas, Inc.
3.95% , 06/01/28 ................... 914 903,255
5.45% , 05/15/29 ................... 6,030 6,224,285
ContourGlobal Power Holdings SA, 6.75%,
02/28/30
(a)
...................... 200 206,072
Duke Energy Carolinas LLC
2.45% , 02/01/30 ................... 1,085 1,002,454
4.85% , 03/15/30 ................... 4,100 4,190,138
Duke Energy Corp.
0.90% , 09/15/25 ................... 4,074 4,040,915
2.65% , 09/01/26 ................... 7,257 7,120,693
4.85% , 01/05/27 ................... 332 335,274
3.15% , 08/15/27 ................... 3,235 3,169,444
5.00% , 12/08/27 ................... 1,332 1,355,915
4.30% , 03/15/28 ................... 2,079 2,081,566
4.85% , 01/05/29 ................... 3,088 3,136,505
3.40% , 06/15/29 ................... 1,047 1,008,414
Edison International, 4.70%, 08/15/25 ...... 5,328 5,319,741
Eversource Energy
4.75% , 05/15/26 ................... 309 309,493
Series U , 1.40% , 08/15/26 ............ 386 373,295
2.90% , 03/01/27 ................... 643 627,324
4.60% , 07/01/27 ................... 3,123 3,137,739
Series M , 3.30% , 01/15/28 ............ 1,982 1,929,563
5.45% , 03/01/28 ................... 2,432 2,494,725
5.95% , 02/01/29 ................... 1,345 1,404,842
Series O , 4.25% , 04/01/29 ............ 689 682,279
Exelon Corp.
2.75% , 03/15/27 ................... 925 902,516
5.15% , 03/15/28 ................... 5,165 5,279,341
5.15% , 03/15/29 ................... 307 314,932
4.05% , 04/15/30 ................... 979 963,086
FirstEnergy Corp.
Series B , 3.90% , 07/15/27
(c)
............ 2,550 2,521,410
Series B , 2.25% , 09/01/30 ............. 3,825 3,396,398
FirstEnergy Transmission LLC
2.87% , 09/15/28
(a)
.................. 1,662 1,583,445
4.55% , 01/15/30 ................... 593 593,299
Florida Power & Light Co.
5.05% , 04/01/28 ................... 230 235,561
4.40% , 05/15/28 ................... 359 361,681
NextEra Energy Capital Holdings, Inc.
4.63% , 07/15/27 ................... 1,846 1,857,379
4.85% , 02/04/28 ................... 1,745 1,769,006
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.90% , 03/15/29 ................... USD 553 $ 561,864
5.05% , 03/15/30 ................... 1,280 1,309,789
NRG Energy, Inc.
2.45% , 12/02/27
(a)
.................. 2,395 2,273,121
5.75% , 01/15/28 ................... 45 45,228
Ohio Edison Co., 4.95%, 12/15/29
(a)
....... 2,455 2,488,628
Oncor Electric Delivery Co. LLC
4.30% , 05/15/28 ................... 1,167 1,172,340
4.65% , 11/01/29 ................... 4,304 4,353,582
Pacific Gas & Electric Co.
3.45% , 07/01/25 ................... 1,537 1,537,000
(SOFR Index + 0.95%), 5.35% , 09/04/25
(b)
. 6,005 6,004,975
3.30% , 12/01/27 ................... 7,291 7,053,719
5.55% , 05/15/29 ................... 11,190 11,370,439
Pattern Energy Operations LP, 4.50%, 08/15/28
(a)
217 210,243
PG&E Corp.
5.00% , 07/01/28 ................... 1,000 974,053
5.25% , 07/01/30 ................... 548 522,048
Southern California Edison Co.
5.65% , 10/01/28 ................... 1,825 1,869,233
5.15% , 06/01/29 ................... 5,870 5,928,984
Southern Co. (The)
3.25% , 07/01/26 ................... 652 644,960
Series 21-B , 1.75% , 03/15/28 .......... 5,686 5,329,624
5.50% , 03/15/29 ................... 4,158 4,328,588
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(a)
...... 4,850 4,800,512
Vistra Operations Co. LLC
(a)
5.05% , 12/30/26 ................... 1,355 1,361,624
3.70% , 01/30/27 ................... 2,565 2,531,602
5.63% , 02/15/27 ................... 102 102,070
7.75% , 10/15/31 ................... 160 170,055
XPLR Infrastructure Operating Partners LP
(a)
3.88% , 10/15/26 ................... 8 7,816
8.38% , 01/15/31 ................... 739 789,329
138,573,411
Electrical Equipment — 0.0%
(a)
Sensata Technologies BV, 4.00%, 04/15/29 ... 340 323,368
Vertiv Group Corp., 4.13%, 11/15/28 ....... 664 647,390
970,758
Electronic Equipment, Instruments & Components — 0.1%
Sensata Technologies, Inc., 4.38%, 02/15/30
(a)
. 2,022 1,930,412
Tyco Electronics Group SA, 4.50%, 02/09/31 .. 4,000 3,996,494
5,926,906
Energy Equipment & Services — 0.1%
Archrock Partners LP
(a)
6.88% , 04/01/27 ................... 236 236,241
6.25% , 04/01/28 ................... 472 473,562
Diamond Foreign Asset Co., 8.50%, 10/01/30
(a)
. 56 58,309
Enerflex Ltd., 9.00%, 10/15/27
(a)
.......... 42 43,309
Kodiak Gas Services LLC, 7.25%, 02/15/29
(a)
.. 489 505,827
Nabors Industries, Inc., 7.38%, 05/15/27
(a)
.... 199 196,512
Noble Finance II LLC, 8.00%, 04/15/30
(a)
.... 43 43,784
Oceaneering International, Inc., 6.00%, 02/01/28 32 32,264
Star Holding LLC, 8.75%, 08/01/31
(a)
....... 234 220,514
Tidewater, Inc., 9.13%, 07/15/30
(a)
......... 191 196,512
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(a)
...................... 61 61,575
Transocean, Inc., 8.75%, 02/15/30
(a)
....... 109 111,884
USA Compression Partners LP, 7.13%,
03/15/29
(a)
...................... 661 677,480
Valaris Ltd., 8.38%, 04/30/30
(a)
........... 374 383,714
Vallourec SACA, 7.50%, 04/15/32
(a)
........ 623 653,066

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Weatherford International Ltd., 8.63%, 04/30/30
(a)
USD 255 $ 262,835
4,157,388
Entertainment — 0.3%
Live Nation Entertainment, Inc.
(a)
4.75% , 10/15/27 ................... 243 240,358
3.75% , 01/15/28 ................... 345 333,837
Netflix, Inc.
4.88% , 04/15/28 ................... 2,330 2,378,806
5.88% , 11/15/28 ................... 2,065 2,176,781
4.88% , 06/15/30
(a)
.................. 3,540 3,622,028
Playtika Holding Corp., 4.25%, 03/15/29
(a)
.... 28 25,410
Starz Capital Holdings 1, Inc., 5.50%, 04/15/29
(a)
90 78,216
Warnermedia Holdings, Inc., 3.76%, 03/15/27 . 1,784 1,732,853
10,588,289
Financial Services — 0.6%
Block, Inc.
2.75% , 06/01/26 ................... 556 544,342
3.50% , 06/01/31 ................... 144 132,087
6.50% , 05/15/32 ................... 127 131,029
Boost Newco Borrower LLC, 7.50%, 01/15/31
(a)
1,484 1,575,288
Freedom Mortgage Holdings LLC
(a)
9.25% , 02/01/29 ................... 76 78,940
9.13% , 05/15/31 ................... 516 531,884
8.38% , 04/01/32 ................... 155 156,670
Global Payments, Inc.
1.20% , 03/01/26 ................... 695 678,673
4.80% , 04/01/26 ................... 3,082 3,080,341
2.15% , 01/15/27 ................... 613 592,956
4.45% , 06/01/28 ................... 424 422,628
Jefferies Finance LLC, 5.00%, 08/15/28
(a)
.... 596 576,139
National Rural Utilities Cooperative Finance
Corp., 4.75%, 02/07/28 .............. 1,327 1,344,122
Nationstar Mortgage Holdings, Inc.
(a)
5.00% , 02/01/26 ................... 916 912,346
6.00% , 01/15/27 ................... 191 191,206
6.50% , 08/01/29 ................... 1,209 1,234,938
5.13% , 12/15/30 ................... 394 398,759
7.13% , 02/01/32 ................... 27 28,045
NTT Finance Corp., 4.37%, 07/27/27
(a)
...... 3,470 3,470,838
PennyMac Financial Services, Inc.
(a)
7.88% , 12/15/29 ................... 109 115,745
7.13% , 11/15/30 ................... 473 490,210
6.88% , 05/15/32 ................... 328 335,370
Rocket Cos., Inc., 6.13%, 08/01/30
(a)
....... 1,824 1,858,711
Rocket Mortgage LLC, 2.88%, 10/15/26
(a)
.... 255 248,694
Shift4 Payments LLC, 5.50%, 05/15/33
(a)
.... EUR 250 304,621
TER Finance Jersey Ltd., Series 22, 0.00%,
10/02/25
(a) (h)
..................... USD 6,315 6,172,912
UWM Holdings LLC, 6.63%, 02/01/30
(a)
..... 551 551,569
26,159,063
Food Products — 0.1%
(a)
B&G Foods, Inc., 8.00%, 09/15/28 ........ 50 48,139
Chobani LLC, 4.63%, 11/15/28 ........... 1,474 1,446,717
Darling Global Finance BV, 4.50%, 07/15/32 .. EUR 170 202,672
Fiesta Purchaser, Inc., 7.88%, 03/01/31 ..... USD 50 53,060
Lamb Weston Holdings, Inc.
4.88% , 05/15/28 ................... 240 238,517
4.13% , 01/31/30 ................... 1,264 1,205,346
Post Holdings, Inc.
4.63% , 04/15/30 ................... 21 20,186
4.50% , 09/15/31 ................... 1,391 1,291,139
Simmons Foods, Inc., 4.63%, 03/01/29 ..... 97 91,585
4,597,361
Security
Par (000)
Par (000) Value
Gas Utilities — 0.0%
AmeriGas Partners LP, 9.50%, 06/01/30
(a)
.... USD 131 $ 135,910
Ground Transportation — 0.7%
Albion Financing 1 SARL, 7.00%, 05/21/30
(a)
.. 642 655,178
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(a)
. 481 490,799
Hertz Corp. (The), 12.63%, 07/15/29
(a)
...... 65 67,974
Norfolk Southern Corp., 2.90%, 06/15/26 .... 1,660 1,637,276
Ryder System, Inc.
1.75% , 09/01/26 ................... 777 753,879
2.85% , 03/01/27 ................... 5,131 4,997,714
4.30% , 06/15/27 ................... 267 267,181
5.38% , 03/15/29 ................... 354 363,665
5.00% , 03/15/30 ................... 1,573 1,595,604
Uber Technologies, Inc.
4.50% , 08/15/29
(a)
.................. 16,288 16,173,030
4.30% , 01/15/30 ................... 3,685 3,668,006
30,670,306
Health Care Equipment & Supplies — 0.4%
Avantor Funding, Inc.
(a)
4.63% , 07/15/28 ................... 1,684 1,653,619
3.88% , 11/01/29 ................... 11 10,415
Bausch + Lomb Corp., 8.38%, 10/01/28
(a)
.... 2,115 2,207,531
Becton Dickinson & Co., 5.08%, 06/07/29 .... 5,895 6,023,280
Edwards Lifesciences Corp., 4.30%, 06/15/28 . 544 543,161
Medline Borrower LP
(a)
3.88% , 04/01/29 ................... 673 645,569
6.25% , 04/01/29 ................... 1,029 1,057,075
5.25% , 10/01/29 ................... 1,990 1,974,488
Sotera Health Holdings LLC, 7.38%, 06/01/31
(a)
110 114,449
Teleflex, Inc., 4.25%, 06/01/28
(a)
.......... 501 489,473
14,719,060
Health Care Providers & Services — 2.1%
Community Health Systems, Inc.
(a)
5.63% , 03/15/27 ................... 1,811 1,783,800
6.00% , 01/15/29 ................... 170 163,518
5.25% , 05/15/30 ................... 1,164 1,032,174
4.75% , 02/15/31 ................... 404 345,372
Elevance Health, Inc.
5.35% , 10/15/25 ................... 211 211,225
1.50% , 03/15/26 ................... 519 508,038
3.65% , 12/01/27 ................... 2,986 2,950,568
4.10% , 03/01/28 ................... 3,151 3,142,318
5.15% , 06/15/29 ................... 181 186,164
4.75% , 02/15/30 ................... 1,286 1,301,245
Encompass Health Corp., 4.75%, 02/01/30 ... 163 160,931
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(a)
131 129,875
HCA, Inc.
5.88% , 02/15/26 ................... 10,533 10,544,430
5.25% , 06/15/26 ................... 9,751 9,764,536
4.50% , 02/15/27 ................... 932 932,131
3.13% , 03/15/27 ................... 3,248 3,180,187
5.00% , 03/01/28 ................... 17,420 17,678,812
5.20% , 06/01/28 ................... 3,000 3,065,039
5.63% , 09/01/28 ................... 4,311 4,438,422
4.13% , 06/15/29 ................... 5,036 4,948,017
5.25% , 03/01/30 ................... 7,824 8,021,121
HealthEquity, Inc., 4.50%, 10/01/29
(a)
....... 623 605,732
Humana, Inc., 5.75%, 03/01/28 .......... 2,256 2,327,841
LifePoint Health, Inc.
(a)
9.88% , 08/15/30 ................... 110 118,988
11.00% , 10/15/30 .................. 1,767 1,949,347
8.38% , 02/15/32 ................... 957 1,019,726
Molina Healthcare, Inc.
(a)
4.38% , 06/15/28 ................... 186 181,800
3.88% , 05/15/32 ................... 280 254,859

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/25 .................. USD 2,185 $ 2,153,991
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(a)
...................... 129 128,032
Star Parent, Inc., 9.00%, 10/01/30
(a)
........ 1,598 1,680,806
Tenet Healthcare Corp.
6.13% , 06/15/30 ................... 241 245,190
6.75% , 05/15/31 ................... 1,559 1,612,924
US Acute Care Solutions LLC, 9.75%, 05/15/29
(a)
261 269,205
87,036,364
Health Care REITs — 0.0%
Healthpeak OP LLC, 1.35%, 02/01/27 ...... 338 322,195
MPT Operating Partnership LP, 8.50%,
02/15/32
(a)
...................... 765 800,615
1,122,810
Health Care Technology — 0.0%
IQVIA, Inc.
(a)
5.00% , 05/15/27 ................... 723 720,558
6.25% , 06/01/32 ................... 832 853,814
1,574,372
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(a)
...................... 382 392,864
Pebblebrook Hotel LP, 6.38%, 10/15/29
(a)
.... 71 71,381
RHP Hotel Properties LP
4.75% , 10/15/27 ................... 102 101,499
7.25% , 07/15/28
(a)
.................. 384 397,447
4.50% , 02/15/29
(a)
.................. 913 892,355
6.50% , 04/01/32
(a)
.................. 596 612,954
RLJ Lodging Trust LP, 3.75%, 07/01/26
(a)
.... 192 190,065
Service Properties Trust, 8.63%, 11/15/31
(a)
... 1,904 2,044,081
XHR LP, 6.63%, 05/15/30
(a)
............. 64 65,207
4,767,853
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC
(a)
3.88% , 01/15/28 ................... 310 301,958
4.38% , 01/15/28 ................... 929 911,024
5.63% , 09/15/29 ................... 100 101,412
4.00% , 10/15/30 ................... 450 419,341
Acushnet Co., 7.38%, 10/15/28
(a)
......... 34 35,445
Boyne USA, Inc., 4.75%, 05/15/29
(a)
....... 311 301,777
Caesars Entertainment, Inc.
(a)
4.63% , 10/15/29 ................... 76 72,545
7.00% , 02/15/30 ................... 2,324 2,406,692
6.50% , 02/15/32 ................... 113 115,951
Carnival Corp.
(a)
5.75% , 03/01/27 ................... 153 154,264
6.00% , 05/01/29 ................... 937 946,784
5.88% , 06/15/31 ................... 403 410,556
Churchill Downs, Inc.
(a)
5.50% , 04/01/27 ................... 987 985,098
4.75% , 01/15/28 ................... 328 323,772
5.75% , 04/01/30 ................... 1,522 1,526,960
6.75% , 05/01/31 ................... 8 8,222
Fertitta Entertainment LLC, 4.63%, 01/15/29
(a)
. 960 919,504
Flutter Treasury DAC, 5.88%, 06/04/31
(a)
.... 422 425,165
Great Canadian Gaming Corp., 8.75%,
11/15/29
(a)
...................... 194 189,891
Hilton Domestic Operating Co., Inc., 6.13%,
04/01/32
(a)
...................... 1,397 1,430,717
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(a)
...................... 26 27,142
Lindblad Expeditions LLC, 6.75%, 02/15/27
(a)
.. 138 138,813
Melco Resorts Finance Ltd., 5.38%, 12/04/29
(a)
. 1,488 1,395,997
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(a)
................. USD 800 $ 714,891
MGM Resorts International, 6.13%, 09/15/29 .. 231 234,961
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(a)
...................... 189 195,087
NCL Corp. Ltd.
(a)
8.13% , 01/15/29 ................... 63 66,413
6.25% , 03/01/30 ................... 656 661,599
6.75% , 02/01/32 ................... 772 788,697
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(a)
...................... 62 65,430
Sabre GLBL, Inc.
(a)
8.63% , 06/01/27 ................... 60 61,425
10.75% , 11/15/29 .................. 292 300,043
11.13% , 07/15/30 .................. 411 429,906
Scientific Games Holdings LP, 6.63%, 03/01/30
(a)
121 116,603
Six Flags Entertainment Corp., 7.25%, 05/15/31
(a)
128 131,544
Station Casinos LLC
(a)
4.50% , 02/15/28 ................... 957 938,438
4.63% , 12/01/31 ................... 71 66,508
6.63% , 03/15/32 ................... 250 255,628
Vail Resorts, Inc., 5.63%, 07/15/30
(a)
....... 190 190,000
Viking Cruises Ltd., 9.13%, 07/15/31
(a)
...... 664 715,129
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(a)
...................... 51 50,751
Voyager Parent LLC, 9.25%, 07/01/32
(a)
..... 321 333,977
Wynn Macau Ltd.
(a)
5.63% , 08/26/28 ................... 1,630 1,598,622
5.13% , 12/15/29 ................... 200 191,208
Wynn Resorts Finance LLC
(a)
5.13% , 10/01/29 ................... 947 940,165
7.13% , 02/15/31 ................... 394 420,186
Yum! Brands, Inc., 4.75%, 01/15/30
(a)
....... 4 3,962
23,020,203
Household Durables — 0.1%
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 23 23,045
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(a)
...................... 369 335,819
DR Horton, Inc., 1.30%, 10/15/26 ......... 408 392,259
Dream Finders Homes, Inc., 8.25%, 08/15/28
(a)
. 45 46,914
Empire Communities Corp., 9.75%, 05/01/29
(a)
. 28 28,634
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(a)
...................... 998 1,081,892
LGI Homes, Inc., 8.75%, 12/15/28
(a)
........ 49 50,937
Mattamy Group Corp., 4.63%, 03/01/30
(a)
.... 39 37,484
New Home Co., Inc. (The), 9.25%, 10/01/29
(a)
. 100 103,673
Newell Brands, Inc., 8.50%, 06/01/28
(a)
...... 211 221,594
Somnigroup International, Inc.
(a)
4.00% , 04/15/29 ................... 158 151,060
3.88% , 10/15/31 ................... 138 125,465
STL Holding Co. LLC, 8.75%, 02/15/29
(a)
.... 47 49,102
Whirlpool Corp., 6.13%, 06/15/30 ......... 186 187,635
2,835,513
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 04/30/31
(a)
.. 57 52,915
Independent Power and Renewable Electricity Producers — 0.0%
(a)
Calpine Corp., 5.13%, 03/15/28 .......... 436 435,511
Clearway Energy Operating LLC, 4.75%,
03/15/28 ....................... 240 237,141
672,652

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.2%
3M Co., 4.80%, 03/15/30 .............. USD 4,025 $ 4,091,896
Honeywell International, Inc., 4.70%, 02/01/30 . 3,645 3,699,309
7,791,205
Insurance — 0.5%
(a)
Acrisure LLC, 6.75%, 07/01/32 ........... 126 127,786
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 ................... 3,105 3,047,872
6.75% , 04/15/28 ................... 227 230,769
7.00% , 01/15/31 ................... 1,268 1,311,632
AmWINS Group, Inc.
6.38% , 02/15/29 ................... 71 72,366
4.88% , 06/30/29 ................... 587 570,455
APH Somerset Investor 2 LLC, 7.88%, 11/01/29 171 174,918
Ardonagh Finco Ltd., 7.75%, 02/15/31 ...... 3,252 3,399,865
Howden UK Refinance plc, 7.25%, 02/15/31 .. 2,905 3,008,177
HUB International Ltd., 7.25%, 06/15/30 ..... 4,759 4,973,321
Jones Deslauriers Insurance Management, Inc.,
8.50%, 03/15/30 .................. 447 473,788
Panther Escrow Issuer LLC, 7.13%, 06/01/31 .. 3,350 3,479,816
Ryan Specialty LLC, 4.38%, 02/01/30 ...... 42 40,622
20,911,387
IT Services — 0.1%
Acuris Finance US, Inc., 5.00%, 05/01/28
(a)
... 200 190,854
CA Magnum Holdings, 5.38%, 10/31/26
(a)
.... 600 594,735
Cablevision Lightpath LLC, 3.88%, 09/15/27
(a)
. 200 192,762
CoreWeave, Inc., 9.25%, 06/01/30
(a)
....... 303 309,767
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(a)
1,223 1,281,236
ION Trading Technologies SARL, 9.50%,
05/30/29
(a)
...................... 200 205,400
Twilio, Inc., 3.63%, 03/15/29 ............ 500 476,022
3,250,776
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(a)
.... 32 28,966
Machinery — 0.1%
(a)
Chart Industries, Inc., 7.50%, 01/01/30 ...... 1,435 1,502,339
Esab Corp., 6.25%, 04/15/29 ............ 103 105,458
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29 ....................... 1,081 1,130,237
Manitowoc Co., Inc. (The), 9.25%, 10/01/31 ... 79 83,143
Mueller Water Products, Inc., 4.00%, 06/15/29 . 91 87,364
Terex Corp., 5.00%, 05/15/29 ........... 169 164,963
TK Elevator US Newco, Inc., 5.25%, 07/15/27 . 2,396 2,394,320
Wabash National Corp., 4.50%, 10/15/28 .... 169 152,884
5,620,708
Media — 1.3%
Charter Communications Operating LLC
6.15% , 11/10/26 ................... 11,802 12,027,918
4.20% , 03/15/28 ................... 9,810 9,724,138
2.25% , 01/15/29 ................... 10,650 9,808,482
5.05% , 03/30/29 ................... 639 645,091
6.10% , 06/01/29 ................... 6,700 7,014,526
Clear Channel Outdoor Holdings, Inc.
(a)
5.13% , 08/15/27 ................... 237 234,304
9.00% , 09/15/28 ................... 1,047 1,097,071
7.88% , 04/01/30 ................... 3,673 3,791,432
DirecTV Financing LLC
(a)
5.88% , 08/15/27 ................... 670 667,813
10.00% , 02/15/31 .................. 1,327 1,288,283
Discovery Communications LLC, 4.90%,
03/11/26 ....................... 1,529 1,526,523
Gray Media, Inc., 10.50%, 07/15/29
(a)
....... 483 518,875
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(a)
...................... 302 203,424
Security
Par (000)
Par (000) Value
Media (continued)
Neptune Bidco US, Inc., 9.29%, 04/15/29
(a)
... USD 392 $ 381,684
Outfront Media Capital LLC
(a)
5.00% , 08/15/27 ................... 218 216,911
4.25% , 01/15/29 ................... 1,768 1,691,399
4.63% , 03/15/30 ................... 63 60,172
Sirius XM Radio LLC
(a)
3.13% , 09/01/26 ................... 36 35,321
5.00% , 08/01/27 ................... 828 820,907
4.00% , 07/15/28 ................... 35 33,615
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(a)
................. 200 197,897
Univision Communications, Inc.
(a)
6.63% , 06/01/27 ................... 400 398,909
8.00% , 08/15/28 ................... 1,681 1,705,843
8.50% , 07/31/31 ................... 369 369,409
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(a)
................. 200 195,797
54,655,744
Metals & Mining — 1.1%
Anglo American Capital plc, 3.75%, 06/15/29
(d)
. EUR 4,190 5,078,250
Arsenal AIC Parent LLC
(a)
8.00% , 10/01/30 ................... USD 461 491,975
11.50% , 10/01/31 .................. 1,396 1,564,822
Big River Steel LLC, 6.63%, 01/31/29
(a)
..... 1,293 1,303,437
Carpenter Technology Corp.
6.38% , 07/15/28 ................... 33 33,089
7.63% , 03/15/30 ................... 15 15,522
Cleveland-Cliffs, Inc.
5.88% , 06/01/27 ................... 65 64,948
6.88% , 11/01/29
(a)
.................. 149 146,696
Constellium SE
(a)
5.63% , 06/15/28 ................... 387 384,736
3.75% , 04/15/29 ................... 1,751 1,645,377
ERO Copper Corp., 6.50%, 02/15/30
(a)
...... 193 192,035
First Quantum Minerals Ltd., 9.38%, 03/01/29
(a)
200 211,930
Glencore Funding LLC
(a)
4.00% , 03/27/27 ................... 10,751 10,663,031
3.88% , 10/27/27 ................... 691 682,054
4.91% , 04/01/28 ................... 3,685 3,722,519
5.40% , 05/08/28 ................... 2,930 2,994,293
6.13% , 10/06/28 ................... 4,402 4,605,996
5.37% , 04/04/29 ................... 4,183 4,288,981
5.19% , 04/01/30 ................... 2,611 2,662,025
Kaiser Aluminum Corp.
(a)
4.63% , 03/01/28 ................... 1,724 1,686,780
4.50% , 06/01/31 ................... 608 568,790
New Gold, Inc., 6.88%, 04/01/32
(a)
........ 383 394,711
Novelis Corp.
(a)
3.25% , 11/15/26 ................... 969 953,472
4.75% , 01/30/30 ................... 273 261,261
6.88% , 01/30/30 ................... 1,451 1,500,234
46,116,964
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(a)
Blackstone Mortgage Trust, Inc.
3.75% , 01/15/27 ................... 170 165,310
7.75% , 12/01/29 ................... 28 29,784
Rithm Capital Corp., 8.00%, 07/15/30 ...... 141 141,705
Starwood Property Trust, Inc.
4.38% , 01/15/27 ................... 44 43,588
7.25% , 04/01/29 ................... 203 213,520
6.00% , 04/15/30 ................... 46 46,526
6.50% , 07/01/30 ................... 110 113,615
6.50% , 10/15/30 ................... 558 576,101
1,330,149

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities — 0.3%
Consumers Energy Co.
4.70% , 01/15/30 ................... USD 363 $ 368,318
4.50% , 01/15/31 ................... 4,475 4,492,504
Dominion Energy, Inc., 5.00%, 06/15/30 ..... 3,165 3,230,042
NiSource, Inc., 5.25%, 03/30/28 .......... 962 984,825
Public Service Enterprise Group, Inc., 4.90%,
03/15/30 ....................... 3,010 3,061,704
12,137,393
Oil, Gas & Consumable Fuels — 5.5%
Aethon United BR LP, 7.50%, 10/01/29
(a)
..... 227 238,108
Antero Midstream Partners LP
(a)
5.75% , 01/15/28 ................... 48 47,919
5.38% , 06/15/29 ................... 231 229,264
Ascent Resources Utica Holdings LLC, 5.88%,
06/30/29
(a)
...................... 254 254,432
Blue Racer Midstream LLC, 7.00%, 07/15/29
(a)
. 211 220,212
Buckeye Partners LP
(a)
6.88% , 07/01/29 ................... 10 10,360
6.75% , 02/01/30 ................... 40 41,522
Canadian Natural Resources Ltd., 5.00%,
12/15/29
(a)
...................... 3,235 3,264,153
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 ................... 3,142 3,171,453
3.70% , 11/15/29 ................... 7,260 7,003,726
Cheniere Energy Partners LP
4.50% , 10/01/29 ................... 16,081 15,908,868
3.25% , 01/31/32 ................... 1,333 1,194,950
CITGO Petroleum Corp., 8.38%, 01/15/29
(a)
... 335 348,450
Civitas Resources, Inc.
(a)
8.38% , 07/01/28 ................... 95 97,272
8.75% , 07/01/31 ................... 50 50,555
Comstock Resources, Inc.
(a)
6.75% , 03/01/29 ................... 587 587,983
5.88% , 01/15/30 ................... 8 7,771
CQP Holdco LP, 5.50%, 06/15/31
(a)
........ 750 740,922
Crescent Energy Finance LLC, 7.63%,
04/01/32
(a)
...................... 389 379,820
Diamondback Energy, Inc.
3.25% , 12/01/26 ................... 877 864,017
3.50% , 12/01/29 ................... 4,817 4,608,028
5.15% , 01/30/30 ................... 10,344 10,580,013
Enbridge Energy Partners LP, 5.88%, 10/15/25 . 352 352,313
Enbridge, Inc.
5.25% , 04/05/27 ................... 1,985 2,014,043
3.70% , 07/15/27 ................... 821 810,781
5.30% , 04/05/29 ................... 523 537,188
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(a)
................. 201 221,976
Energy Transfer LP
5.95% , 12/01/25 ................... 730 731,214
4.20% , 04/15/27 ................... 1,344 1,338,556
5.63% , 05/01/27
(a)
.................. 4,911 4,920,712
5.50% , 06/01/27 ................... 6,720 6,840,103
5.55% , 02/15/28 ................... 2,587 2,661,618
4.95% , 05/15/28 ................... 5,381 5,457,062
6.10% , 12/01/28 ................... 7,120 7,479,346
6.00% , 02/01/29
(a)
.................. 2,011 2,043,289
5.25% , 07/01/29 ................... 3,105 3,181,042
5.20% , 04/01/30 ................... 1,560 1,594,782
EQM Midstream Partners LP, 6.50%, 07/01/27
(a)
1,895 1,937,699
EQT Corp.
3.13% , 05/15/26
(a)
.................. 1,078 1,061,401
6.50% , 07/01/27
(a)
.................. 1,445 1,477,559
3.90% , 10/01/27 ................... 7,102 7,007,859
5.70% , 04/01/28 ................... 1,078 1,108,851
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.50% , 01/15/29
(a)
.................. USD 2,780 $ 2,746,207
5.00% , 01/15/29 ................... 5,580 5,627,284
6.38% , 04/01/29
(a)
.................. 9,805 10,113,805
7.00% , 02/01/30
(c)
.................. 3,875 4,200,653
7.50% , 06/01/30
(a)
.................. 9,220 10,132,898
4.75% , 01/15/31
(a)
.................. 3,895 3,833,747
Excelerate Energy LP, 8.00%, 05/15/30
(a)
.... 172 181,315
Expand Energy Corp.
5.38% , 02/01/29 ................... 6,898 6,904,420
5.38% , 03/15/30 ................... 5,704 5,719,994
Genesis Energy LP
7.75% , 02/01/28 ................... 44 44,651
8.25% , 01/15/29 ................... 173 180,904
8.88% , 04/15/30 ................... 591 627,513
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(a)
...................... 96 98,386
Hess Midstream Operations LP, 6.50%,
06/01/29
(a)
...................... 127 130,608
Hilcorp Energy I LP
(a)
6.25% , 11/01/28 ................... 120 120,278
5.75% , 02/01/29 ................... 454 448,092
6.00% , 04/15/30 ................... 856 832,155
6.25% , 04/15/32 ................... 36 34,375
Howard Midstream Energy Partners LLC, 8.88%,
07/15/28
(a)
...................... 209 219,417
ITT Holdings LLC, 6.50%, 08/01/29
(a)
....... 403 383,233
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30
(a)
608 629,245
Kinder Morgan, Inc., 5.15%, 06/01/30 ...... 3,220 3,287,684
Kinetik Holdings LP, 6.63%, 12/15/28
(a)
...... 36 36,820
Matador Resources Co.
(a)
6.88% , 04/15/28 ................... 120 122,367
6.50% , 04/15/32 ................... 224 224,116
NGL Energy Operating LLC, 8.13%, 02/15/29
(a)
1,100 1,111,331
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(a)
... 776 782,896
Occidental Petroleum Corp., 5.00%, 08/01/27 . 4,020 4,054,596
PBF Holding Co. LLC, 7.88%, 09/15/30
(a)
.... 63 56,560
Permian Resources Operating LLC
(a)
8.00% , 04/15/27 ................... 163 166,651
5.88% , 07/01/29 ................... 758 760,938
9.88% , 07/15/31 ................... 175 191,695
Petroleos Mexicanos, 7.50%, 03/20/26
(a)
..... 3,800 3,738,250
Prairie Acquiror LP, 9.00%, 08/01/29
(a)
...... 84 87,496
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(a)
...................... 88 86,389
Sabine Pass Liquefaction LLC
5.00% , 03/15/27 ................... 13,171 13,250,065
4.20% , 03/15/28 ................... 8,643 8,597,227
4.50% , 05/15/30 ................... 1,776 1,773,029
Sitio Royalties Operating Partnership LP, 7.88%,
11/01/28
(a)
...................... 266 278,520
Tallgrass Energy Partners LP
(a)
5.50% , 01/15/28 ................... 141 140,172
7.38% , 02/15/29 ................... 449 461,474
Targa Resources Partners LP
5.00% , 01/15/28 ................... 2,324 2,325,635
5.50% , 03/01/30 ................... 2,875 2,917,775
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(a)
...................... 51 49,423
TransCanada PipeLines Ltd.
4.88% , 01/15/26 ................... 186 186,026
4.25% , 05/15/28 ................... 771 768,588
Venture Global LNG, Inc.
(a)
9.50% , 02/01/29 ................... 4,004 4,361,870
7.00% , 01/15/30 ................... 457 461,987
8.38% , 06/01/31 ................... 568 589,945

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
9.88% , 02/01/32 ................... USD 354 $ 382,307
Viper Energy, Inc.
(a)
5.38% , 11/01/27 ................... 4,017 4,021,370
7.38% , 11/01/31 ................... 14,110 14,971,912
Vital Energy, Inc., 9.75%, 10/15/30 ........ 748 677,036
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(a)
...................... 200 198,674
Williams Cos., Inc. (The)
5.30% , 08/15/28 ................... 1,208 1,240,830
4.90% , 03/15/29 ................... 282 285,892
228,483,918
Paper & Forest Products — 0.0%
Magnera Corp., 7.25%, 11/15/31
(a)
........ 83 78,261
Passenger Airlines — 0.3%
American Airlines, Inc., 8.50%, 05/15/29
(a)
.... 126 132,115
AS Mileage Plan IP Ltd., 5.02%, 10/20/29
(a)
... 7,240 7,164,358
JetBlue Airways Corp., 9.88%, 09/20/31
(a)
.... 126 122,583
OneSky Flight LLC, 8.88%, 12/15/29
(a)
...... 198 206,166
United Airlines Pass-Through Trust
Series 2020-1 , Class B , 4.88% , 01/15/26 ... 337 336,892
Series 2020-1 , Class A , 5.88% , 10/15/27 ... 1,997 2,038,161
United Airlines, Inc., 4.63%, 04/15/29
(a)
...... 1,295 1,257,011
11,257,286
Personal Care Products — 0.0%
Opal Bidco SAS, 6.50%, 03/31/32
(a)
........ 254 259,236
Pharmaceuticals — 0.1%
1261229 BC Ltd., 10.00%, 04/15/32
(a)
...... 2,931 2,956,705
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(a)
125 132,320
Organon & Co., 4.13%, 04/30/28
(a)
........ 200 192,354
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/01/26 .................. 385 376,457
3,657,836
Professional Services — 0.2%
CoreLogic, Inc., 4.50%, 05/01/28
(a)
........ 1,533 1,462,301
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29
(a)
777 796,425
KBR, Inc., 4.75%, 09/30/28
(a)
............ 16 15,320
Paychex, Inc., 5.10%, 04/15/30 .......... 5,510 5,643,232
7,917,278
Real Estate Management & Development — 0.0%
Anywhere Real Estate Group LLC
(a)
7.00% , 04/15/30 ................... 226 211,527
9.75% , 04/15/30 ................... 124 125,998
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(a)
...................... 448 481,078
Fantasia Holdings Group Co. Ltd.
(d)(i)(j)
10.88% , 01/09/23 .................. 1,167 32,092
11.88% , 06/01/23 .................. 667 18,342
9.25% , 07/28/23 ................... 667 18,343
9.88% , 10/19/24 ................... 333 9,158
Howard Hughes Corp. (The), 5.38%, 08/01/28
(a)
205 203,470
1,100,008
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(a)
218 212,120
Realty Income Corp.
0.75% , 03/15/26 ................... 536 522,034
4.88% , 06/01/26 ................... 351 351,920
3.00% , 01/15/27 ................... 520 510,515
3.25% , 06/15/29 ................... 3,133 3,006,045
4,602,634
Semiconductors & Semiconductor Equipment — 0.9%
Broadcom, Inc.
5.05% , 07/12/27 ................... 5,932 6,015,911
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
4.80% , 04/15/28 ................... USD 2,620 $ 2,657,894
4.75% , 04/15/29 ................... 365 369,360
5.05% , 07/12/29 ................... 14,483 14,830,862
4.15% , 11/15/30 ................... 5,081 4,999,651
Entegris, Inc., 4.75%, 04/15/29
(a)
......... 188 185,915
Foundry JV Holdco LLC, 5.90%, 01/25/30
(a)
... 1,862 1,945,754
Intel Corp.
4.88% , 02/10/28 ................... 1,314 1,330,592
5.13% , 02/10/30 ................... 3,630 3,711,800
NXP BV, 3.40%, 05/01/30 .............. 1,011 956,851
37,004,590
Software — 1.7%
AppLovin Corp., 5.13%, 12/01/29 ......... 22,241 22,530,490
Camelot Finance SA, 4.50%, 11/01/26
(a)
..... 81 79,757
Capstone Borrower, Inc.
(a)
Series jun , 8.00% , 06/15/30 ............ 291 302,823
8.00% , 06/15/30 ................... 1,003 1,046,483
Central Parent LLC, 8.00%, 06/15/29
(a)
...... 291 240,627
Central Parent, Inc., 7.25%, 06/15/29
(a)
...... 31 25,193
Clarivate Science Holdings Corp.
(a)
3.88% , 07/01/28 ................... 2,515 2,410,689
4.88% , 07/01/29 ................... 53 49,905
Cloud Software Group, Inc., 6.50%, 03/31/29
(a)
. 6,383 6,442,445
Ellucian Holdings, Inc., 6.50%, 12/01/29
(a)
.... 879 898,948
Fair Isaac Corp., 4.00%, 06/15/28
(a)
........ 200 194,654
Gen Digital, Inc., 6.75%, 09/30/27
(a)
........ 181 184,205
Oracle Corp.
1.65% , 03/25/26 ................... 10,510 10,295,085
2.65% , 07/15/26 ................... 1,112 1,091,951
2.80% , 04/01/27 ................... 1,870 1,822,829
3.25% , 11/15/27 ................... 3,700 3,616,730
4.20% , 09/27/29 ................... 2,313 2,297,076
2.95% , 04/01/30 ................... 4,400 4,108,928
SS&C Technologies, Inc., 5.50%, 09/30/27
(a)
.. 1,308 1,309,147
Synopsys, Inc.
4.65% , 04/01/28 ................... 2,110 2,131,478
4.85% , 04/01/30 ................... 4,031 4,086,910
UKG, Inc., 6.88%, 02/01/31
(a)
............ 3,988 4,137,849
VMware LLC
3.90% , 08/21/27 ................... 414 410,408
1.80% , 08/15/28 ................... 758 701,280
Workday, Inc., 3.50%, 04/01/27 .......... 484 477,736
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(a)
191 179,577
71,073,203
Specialized REITs — 1.9%
American Tower Corp.
3.65% , 03/15/27 ................... 10,805 10,672,628
3.55% , 07/15/27 ................... 6,349 6,257,364
3.60% , 01/15/28 ................... 7,543 7,405,603
5.50% , 03/15/28 ................... 844 867,457
5.20% , 02/15/29 ................... 4,529 4,634,173
3.80% , 08/15/29 ................... 1,205 1,171,580
2.90% , 01/15/30 ................... 1,275 1,188,073
5.00% , 01/31/30 ................... 900 917,442
4.90% , 03/15/30 ................... 4,420 4,482,659
Crown Castle, Inc.
1.05% , 07/15/26 ................... 3,027 2,915,339
3.65% , 09/01/27 ................... 7,445 7,316,810
Equinix, Inc.
1.00% , 09/15/25 ................... 1,549 1,536,729
1.45% , 05/15/26 ................... 2,099 2,041,509
2.90% , 11/18/26 ................... 3,386 3,318,001
1.80% , 07/15/27 ................... 6,942 6,617,400
1.55% , 03/15/28 ................... 3,122 2,910,007

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
3.20% , 11/18/29 ................... USD 10,890 $ 10,334,210
2.15% , 07/15/30 ................... 2,196 1,954,343
Iron Mountain, Inc.
(a)
7.00% , 02/15/29 ................... 1,431 1,481,373
5.25% , 07/15/30 ................... 352 347,185
SBA Communications Corp., 3.13%, 02/01/29 . 495 467,517
78,837,402
Specialty Retail — 0.1%
Asbury Automotive Group, Inc.
4.50% , 03/01/28 ................... 6 5,918
4.75% , 03/01/30 ................... 91 88,109
Carvana Co., 0.00%, (0.00% Cash or 14.00%
PIK), 06/01/31
(a) (k)
................. 1,036 1,172,297
eG Global Finance plc, 12.00%, 11/30/28
(a)
... 487 537,587
Group 1 Automotive, Inc., 6.38%, 01/15/30
(a)
.. 70 71,880
GYP Holdings III Corp., 4.63%, 05/01/29
(a)
.... 152 152,353
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(a)
...................... 947 920,911
Staples, Inc., 10.75%, 09/01/29
(a)
......... 96 90,857
3,039,912
Technology Hardware, Storage & Peripherals — 0.0%
Diebold Nixdorf, Inc., 7.75%, 03/31/30
(a)
..... 65 68,958
Seagate Data Storage Technology Pte. Ltd.,
5.88%, 07/15/30
(a)
................. 231 234,449
Seagate HDD Cayman
8.25% , 12/15/29 ................... 420 447,299
8.50% , 07/15/31
(a)
.................. 245 262,929
Xerox Corp., 10.25%, 10/15/30
(a)
......... 74 77,474
1,091,109
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Beach Acquisition Bidco LLC, 5.25%, 07/15/32 . EUR 365 433,177
Crocs, Inc., 4.25%, 03/15/29 ............ USD 122 116,387
Hanesbrands, Inc., 9.00%, 02/15/31 ....... 6 6,352
Levi Strauss & Co., 3.50%, 03/01/31 ....... 121 110,712
Under Armour, Inc., 7.25%, 07/15/30 ....... 128 129,626
796,254
Tobacco — 1.8%
Altria Group, Inc.
2.63% , 09/16/26 ................... 2,202 2,159,231
6.20% , 11/01/28 ................... 6,163 6,505,562
4.80% , 02/14/29 ................... 6,529 6,601,434
BAT Capital Corp.
3.22% , 09/06/26 ................... 3,673 3,621,991
3.56% , 08/15/27 ................... 20,505 20,176,124
2.26% , 03/25/28 ................... 1,562 1,477,822
6.34% , 08/02/30 ................... 568 612,065
BAT International Finance plc
1.67% , 03/25/26 ................... 317 310,425
4.45% , 03/16/28 ................... 3,019 3,023,837
5.93% , 02/02/29 ................... 7,629 8,005,962
Japan Tobacco, Inc., 4.85%, 05/15/28
(a)
..... 6,700 6,800,578
Philip Morris International, Inc.
4.88% , 02/15/28 ................... 7,387 7,511,408
3.13% , 03/02/28 ................... 1,448 1,410,473
5.13% , 02/15/30 ................... 2,710 2,788,119
4.38% , 04/30/30 ................... 5,130 5,117,589
76,122,620
Trading Companies & Distributors — 0.2%
(a)
Fortress Transportation & Infrastructure Investors
LLC
5.50% , 05/01/28 ................... 252 250,644
7.88% , 12/01/30 ................... 765 811,675
7.00% , 05/01/31 ................... 2,782 2,880,580
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Herc Holdings, Inc.
5.50% , 07/15/27 ................... USD 250 $ 250,023
6.63% , 06/15/29 ................... 705 723,329
7.00% , 06/15/30 ................... 361 377,013
Imola Merger Corp., 4.75%, 05/15/29 ....... 354 341,784
QXO Building Products, Inc., 6.75%, 04/30/32 . 1,022 1,052,866
WESCO Distribution, Inc., 6.63%, 03/15/32 ... 441 458,274
7,146,188
Wireless Telecommunication Services — 1.4%
Connect Finco SARL, 9.00%, 09/15/29
(a)
..... 200 201,025
Rogers Communications, Inc.
2.90% , 11/15/26 ................... 1,710 1,673,089
3.20% , 03/15/27 ................... 8,292 8,129,956
5.00% , 02/15/29 ................... 4,611 4,676,321
Sprint LLC, 7.63%, 03/01/26 ............ 5,210 5,259,980
T-Mobile USA, Inc.
1.50% , 02/15/26 ................... 1,316 1,290,215
2.25% , 02/15/26 ................... 8,082 7,956,738
3.75% , 04/15/27 ................... 4,438 4,391,657
5.38% , 04/15/27 ................... 456 456,119
4.75% , 02/01/28 ................... 4,511 4,510,142
2.05% , 02/15/28 ................... 5,267 4,978,284
4.95% , 03/15/28 ................... 490 498,270
4.85% , 01/15/29 ................... 922 934,830
2.63% , 02/15/29 ................... 2 1,876
3.88% , 04/15/30 ................... 14,196 13,787,408
58,745,910
Total Corporate Bonds — 49 .3%
(Cost: $ 2,026,086,862 ) ............................ 2,054,040,588
Foreign Agency Obligations
Canada — 0.6%
(a)
OMERS Finance Trust
1.10% , 03/26/26 ................... 7,380 7,215,766
4.38% , 03/20/30 ................... 5,195 5,266,712
Ontario Teachers' Finance Trust , 4.25% ,
04/25/28 ........................ 13,860 13,987,078
26,469,556
Total Foreign Agency Obligations — 0 .6%
(Cost: $ 26,400,986 ) ............................... 26,469,556
Municipal Bonds
Arizona — 0.0%
Maricopa County Industrial Development
Authority , Series 2024 , RB , 7.38% , 10/01/29
(a)
1,270 1,315,497
Massachusetts — 0 .1%
Massachusetts Educational Financing Authority ,
Series 2024A , RB , 6.35% , 07/01/49 ...... 2,035 2,113,620
Total Municipal Bonds — 0 .1%
(Cost: $ 3,305,000 ) ............................... 3,429,117
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 7.0%
A&D Mortgage Trust, Series 2023-NQM5, Class
A1, 7.05%, 11/25/68
(a) (c)
.............. 1,218 1,233,754
ACRA Trust, Series 2024-NQM1, Class A1,
5.61%, 10/25/64
(a) (c)
................. 3,982 3,984,519
Angel Oak Mortgage Trust
(a)(c)
Series 2023-6, Class A1, 6.50%, 12/25/67 .. 1,795 1,807,110
Series 2024-1, Class A1, 5.21%, 08/25/68 .. 5,252 5,229,534
Series 2025-2, Class A1, 5.64%, 02/25/70 .. 2,068 2,073,654

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Angel Oak Mortgage Trust I LLC, Series 2019-4,
Class M1, 3.46%, 07/26/49
(a) (b)
.......... USD 1,032 $ 1,020,990
Arroyo Mortgage Trust, Series 2022-2, Class A1,
4.95%, 07/25/57
(a) (c)
................. 3,693 3,679,616
Atlas Funding plc
(b)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.85%),
5.07%, 09/20/61
(d)
................ GBP 478 657,951
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.30%),
5.52%, 09/20/61
(d)
................ 100 138,109
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
5.77%, 09/20/61
(d)
................ 104 142,581
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.20%),
6.42%, 09/20/61
(d)
................ 100 137,576
Auburn 15 plc, Series 15, Class A2, (Sterling
Overnight Index Average at 0.00% Floor +
1.10%), 5.32%, 07/20/45
(b) (d)
........... 706 972,853
Banc of America Mortgage Trust, Series 2003-J,
Class 2A1, 5.78%, 11/25/33
(b)
.......... USD 109 97,962
Barclays Mortgage Loan Trust, Series 2024-
NQM1, Class A1, 5.90%, 01/25/64
(a) (c)
..... 3,932 3,945,937
Barley Hill No. 2 plc, Series 2, Class C, (Sterling
Overnight Index Average + 1.70%), 5.92%,
08/27/58
(b) (d)
...................... GBP 520 714,238
Bear Stearns ARM Trust, Series 2004-5, Class
2A, 4.20%, 07/25/34
(b)
............... USD 147 138,225
Bletchley Park Funding plc, Series 2025-1, Class
B, (Sterling Overnight Index Average at 0.00%
Floor + 1.20%), 5.42%, 01/27/70
(b) (d)
...... GBP 416 571,230
Braccan Mortgage Funding plc
(b)
Series 2025-1X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.84%),
5.08%, 05/17/67
(d)
................ 1,049 1,446,103
Series 2025-1X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.10%),
5.34%, 05/17/67
(d)
................ 215 295,907
Bravo Residential Funding Trust, Series 2025-
NQM3, Class A1, 5.57%, 03/25/65
(a) (c)
..... USD 1,238 1,246,092
BRAVO Residential Funding Trust
(a)(c)
Series 2023-NQM6, Class A1, 6.60%,
09/25/63 ...................... 3,195 3,223,044
Series 2023-NQM6, Class A3, 7.06%,
09/25/63 ...................... 2,084 2,103,279
Canada Square Funding plc
(b)
Series 2021-2, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
5.82%, 06/17/58
(d)
................ GBP 102 140,023
Series 6, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.45%), 5.70%,
01/17/59
(d)
..................... 318 437,449
Series 6, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 1.85%), 6.10%,
01/17/59
(d)
..................... 178 243,368
Castell plc, Series 2025-1, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.97%), 5.19%, 01/27/62
(b) (d)
........... 920 1,266,266
Chase Home Lending Mortgage Trust
(a)(b)
Series 2019-ATR2, Class A11, (1-mo. CME
Term SOFR at 0.00% Floor and 6.50%
Cap + 1.01%), 5.33%, 07/25/49 ....... USD 565 537,214
Series 2025-2, Class A11, (SOFR 30 day
Average at 0.00% Floor and 7.50% Cap +
1.20%), 5.51%, 12/25/55 ........... 3,252 3,245,055
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-3, Class A11, (SOFR 30 day
Average at 0.00% Floor and 7.50% Cap +
1.30%), 7.50%, 02/25/56 ........... USD 5,276 $ 5,286,297
Series 2025-5, Class A11, (SOFR 30 day
Average at 0.00% Floor and 7.50% Cap +
1.50%), 5.81%, 04/25/56 ........... 6,729 6,756,748
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35 164 163,936
Series 2005-HYB8, Class 2A1, 4.41%,
12/20/35
(b)
..................... 446 405,764
CIM Trust, Series 2021-R6, Class A1, 1.42%,
07/25/61
(a) (b)
...................... 3,068 2,737,378
Citadel plc
(b)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.02%),
5.24%, 04/28/60
(d)
................ GBP 815 1,121,423
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.45%),
5.67%, 04/28/60
(d)
................ 100 137,448
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.75%),
5.97%, 04/28/60
(d)
................ 100 137,447
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.45%),
6.67%, 04/28/60
(d)
................ 100 137,234
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.75%),
7.97%, 04/28/60
(d)
................ 100 137,269
COLT Mortgage Loan Trust
(a)
Series 2022-3, Class A1, 3.90%, 02/25/67
(b)
. USD 2,088 2,040,826
Series 2023-1, Class A1, 6.05%, 04/25/68
(c)
. 2,103 2,106,872
Series 2025-4, Class A1, 5.79%, 04/25/70
(c)
. 4,656 4,700,817
Credit Suisse Mortgage Capital Certificates,
Series 2022-ATH1, Class A1A, 2.87%,
01/25/67
(a) (b)
...................... 4,689 4,526,662
Cross Mortgage Trust, Series 2025-H3, Class A1,
5.88%, 04/25/70
(a) (b)
................. 6,574 6,648,923
CSMC Trust
(a)(b)
Series 2013-HYB1, Class B4, 5.90%,
04/25/43 ...................... 237 236,273
Series 2015-1, Class A1, 2.50%, 01/25/45 .. 4,555 4,002,067
Series 2017-RPL1, Class A1, 2.75%, 07/25/57 325 316,622
Dilosk Rmbs No. 8 Sts DAC
(b)
Series 8-STS, Class A, (3-mo. EURIBOR at
0.00% Floor + 0.65%), 2.75%, 05/20/62
(d)
EUR 467 550,293
Series 8-STS, Class B, (3-mo. EURIBOR at
0.00% Floor + 0.90%), 3.00%, 05/20/62
(d)
131 153,406
Dilosk Rmbs No. 9 Dac, Series 9, Class A, (3-mo.
EURIBOR at 0.00% Floor + 0.68%), 2.84%,
01/25/63
(b) (d)
...................... 264 311,404
Domi BV, Series 2025-1, Class A, (3-mo.
EURIBOR at 0.00% Floor + 0.71%), 3.01%,
04/16/57
(b) (d)
...................... 1,626 1,915,921
Driver Australia Ten, Series 10, Class B, (1-mo.
ASX Australia Bank Bill Short Term Rates Mid
at 0.00% Floor + 1.50%), 5.19%, 02/21/33
(b) (d)
AUD 100 65,816
Dutch Property Finance BV
(b)
Series 2021-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.10%), 3.26%, 07/28/58
(d)
EUR 740 872,133
Series 2021-2, Class B, (3-mo. EURIBOR at
0.00% Floor + 0.80%), 2.96%, 04/28/59
(d)
820 963,923
Series 2021-2, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.05%), 3.21%, 04/28/59
(d)
503 590,326
Series 2023-1, Class A, (3-mo. EURIBOR at
0.00% Floor + 0.90%), 3.06%, 04/28/64
(d)
3,032 3,586,012

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
East One plc
(b)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.62%, 12/27/55
(d)
................ GBP 356 $ 492,804
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
5.92%, 12/27/55
(d)
................ 231 318,632
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.00%),
6.22%, 12/27/55
(d)
................ 375 518,306
Edenbrook Mortgage Funding plc
(b)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.95%),
6.17%, 03/22/57
(d)
................ 330 453,908
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.55%),
6.77%, 03/22/57
(d)
................ 191 262,681
Ellington Financial Mortgage Trust, Series 2025-
CES2, Class A1A, 5.65%, 02/25/60
(a) (c)
.... USD 6,376 6,424,930
Elstree Funding, Series 251-1ST, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 0.72%), 4.94%, 01/21/65
(b) (d)
...... GBP 1,282 1,761,352
Elstree Funding No. 4 plc, Series 4, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 1.12%), 5.34%, 10/21/55
(b) (d)
...... 360 496,042
Exmoor Funding plc
(b)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.88%),
5.10%, 03/25/94
(d)
................ 442 608,695
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.12%, 03/25/94
(d)
................ 112 155,164
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.80%),
7.02%, 03/25/94
(d)
................ 100 137,027
Finsbury Square Green plc, Series 2021-1GRX,
Class C, (Sterling Overnight Index Average at
0.00% Floor + 1.25%), 5.47%, 12/16/67
(b) (d)
. 1,045 1,437,125
Finsbury Square plc
(b)
Series 2021-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.62%, 12/16/71
(d)
................ 371 508,950
Series 2021-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
5.92%, 12/16/71
(d)
................ 200 272,987
Firstmac Mortgage Funding Trust, Series 2024-4,
Class A1, (1-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor + 1.08%),
4.80%, 02/18/56
(b) (d)
................. AUD 3,899 2,565,144
Flagstar Mortgage Trust, Series 2018-2, Class
A4, 3.50%, 04/25/48
(a) (b)
.............. USD 1,102 1,074,075
Gemgarto plc, Series 2021-1X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.95%), 6.17%, 12/16/67
(b) (d)
........... GBP 218 299,733
GS Mortgage-Backed Securities Corp.
Trust, Series 2019-PJ1, Class B1, 4.02%,
08/25/49
(a) (b)
...................... USD 1,354 1,318,843
Harben Finance
(b)
Series 2017-1RX, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.15%),
5.37%, 09/28/55
(d)
................ GBP 741 1,011,298
Series 2017-1RX, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.72%, 09/28/55
(d)
................ 441 599,744
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Holmes Master Issuer plc, Series 2025-1, Class
A1, (Sterling Overnight Index Average at
0.00% Floor + 0.53%), 4.78%, 10/15/72
(b) (d)
. GBP 2,995 $ 4,117,105
Homes Trust
(a)(c)
Series 2023-NQM1, Class A1, 6.18%,
01/25/68 ...................... USD 1,391 1,391,082
Series 2024-NQM2, Class A1, 5.72%,
10/25/69 ...................... 4,881 4,903,619
Homeward Opportunities Fund I Trust, Series
2020-2, Class A3, 3.20%, 05/25/65
(a) (b)
.... 1,531 1,514,211
Homeward Opportunities Fund Trust, Series
2022-1, Class A1, 5.08%, 07/25/67
(a) (c)
..... 1,533 1,524,905
Hops Hill No. 4 plc
(b)
Series 4, Class A, (Sterling Overnight Index
Average at 0.00% Floor + 0.88%), 5.10%,
04/21/56
(d)
..................... GBP 621 856,614
Series 4, Class B, (Sterling Overnight Index
Average at 0.00% Floor + 1.30%), 5.52%,
04/21/56
(d)
..................... 265 364,391
Series 4, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.70%), 5.92%,
04/21/56
(d)
..................... 214 294,199
Series 4, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 2.30%), 6.52%,
04/21/56
(d)
..................... 215 296,839
Hops Hill No. 5 plc, Series 5, Class C, (Sterling
Overnight Index Average + 1.45%), 0.00%,
06/21/56
(b) (d)
...................... 100 137,265
J.P. Morgan Mortgage Trust
(a)(b)
Series 2020-LTV1, Class A11, (1-mo. CME
Term SOFR at 0.00% Floor and 6.00%
Cap + 1.11%), 5.44%, 06/25/50 ....... USD 144 142,970
Series 2021-3, Class A12, 5.50%, 07/25/51 . 7,137 7,185,960
Series 2021-6, Class A12, 5.00%, 10/25/51 . 7,181 7,001,971
Series 2021-7, Class A12, 5.00%, 11/25/51 . 4,083 3,977,209
Series 2023-DSC1, Class A1, 4.62%,
07/25/63 ...................... 4,150 4,038,133
Series 2024-2, Class A3, 6.00%, 08/25/54 .. 1,562 1,573,663
Jubilee Place BV
(b)
Series 7, Class A, (3-mo. EURIBOR at 0.00%
Floor + 0.72%), 2.72%, 09/18/62
(d)
..... EUR 1,438 1,694,658
Series 7, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.05%), 3.05%, 09/18/62
(d)
..... 310 365,786
Jupiter Mortgage No. 1 plc
(b)
Series 1X, Class AR, (Sterling Overnight
Index Average at 0.00% Floor + 1.00%),
5.25%, 07/20/55
(d)
................ GBP 537 738,821
Series 1X, Class BR, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
5.95%, 07/20/55
(d)
................ 1,362 1,881,608
Series 1X, Class CR, (Sterling Overnight
Index Average at 0.00% Floor + 2.25%),
6.50%, 07/20/55
(d)
................ 430 596,590
Series 1X, Class DR, (Sterling Overnight
Index Average at 0.00% Floor + 3.00%),
7.25%, 07/20/55
(d)
................ 293 405,796
La Trobe Financial Capital Markets Trust, Series
2024-3, Class A1L, (1-mo. ASX Australia Bank
Bill Short Term Rates Mid at 0.00% Floor +
1.30%), 5.05%, 11/13/55
(b) (d)
........... AUD 925 609,472
Lanark Master Issuer plc, Series 2025-1X, Class
1A, (Sterling Overnight Index Average at
0.00% Floor + 0.47%), 4.71%, 12/22/69
(b) (d)
. GBP 1,041 1,429,687

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Lanebrook Mortgage Transaction plc
(b)
Series 2021-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.25%),
5.50%, 07/20/58
(d)
................ GBP 158 $ 216,645
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.80%),
5.02%, 03/15/61
(d)
................ 293 403,988
Liberty, Series 2025-1, Class A1B, (1-mo. ASX
Australia Bank Bill Short Term Rates Mid at
0.00% Floor + 1.10%), 4.77%, 09/25/56
(b) (d)
. AUD 500 328,298
London Bridge Mortgages plc, Series 2025-1,
Class B, (Sterling Overnight Index Average at
0.00% Floor + 1.05%), 5.28%, 03/20/67
(b) (d)
. GBP 356 488,887
MFA Trust
(a)(c)
Series 2023-INV2, Class A1, 6.77%, 10/25/58 USD 1,623 1,640,498
Series 2023-NQM3, Class A1, 6.62%,
07/25/68 ...................... 4,062 4,091,982
Series 2023-NQM4, Class A1, 6.10%,
12/25/68 ...................... 5,713 5,741,245
Mill City Mortgage Loan Trust
(a)(b)
Series 2017-3, Class A1, 2.75%, 01/25/61 .. 15 14,515
Series 2018-1, Class A1, 3.25%, 05/25/62 .. 968 956,783
Series 2018-3, Class A1, 3.50%, 08/25/58 .. 1,271 1,250,185
Miltonia Mortgage Finance SRL,  Class B, (3-mo.
EURIBOR at 0.00% Floor + 1.30%), 3.46%,
04/28/62
(b) (d)
...................... EUR 355 412,281
Molossus Btl plc, Series 2024-1, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 0.95%), 5.20%, 04/18/61
(b) (d)
...... GBP 595 818,123
Morgan Stanley Residential Mortgage Loan
Trust
(a)
Series 2025-DSC1, Class A1, 5.56%,
03/25/70
(c)
..................... USD 4,114 4,136,906
Series 2025-HX1, Class A1, 5.96%,
03/25/70
(b)
..................... 2,927 2,957,423
Mortgage House RMBS Prime, Series 2024-2,
Class A1L, (1-mo. ASX Australia Bank Bill
Short Term Rates Mid at 0.00% Floor +
1.10%), 4.85%, 05/13/57
(b) (d)
........... AUD 1,000 659,025
MortgageIT Trust, Series 2004-1, Class A1,
(1-mo. CME Term SOFR at 0.78% Floor and
11.50% Cap + 0.89%), 5.21%, 11/25/34
(b)
.. USD 313 301,628
Mortimer BTL plc, Series 2021-1, Class C,
(Sterling Overnight Index Average at 0.00%
Floor + 1.45%), 5.67%, 06/23/53
(b) (d)
...... GBP 111 152,444
New Residential Mortgage Loan Trust
(a)(b)
Series 2016-3A, Class A1B, 3.25%, 09/25/56 USD 808 764,448
Series 2018-1A, Class A1A, 4.00%, 12/25/57 2,827 2,756,591
Series 2020-1A, Class A1B, 3.50%, 10/25/59 6,901 6,468,428
OAK NO 5 plc, Series 5, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.51%), 4.77%, 07/28/72
(b) (d)
........... GBP 1,342 1,842,371
OBX Trust
(a)(c)
Series 2023-NQM4, Class A1, 6.11%,
03/25/63 ...................... USD 8,135 8,156,121
Series 2023-NQM5, Class A1A, 6.57%,
06/25/63 ...................... 2,185 2,200,798
Series 2023-NQM6, Class A1, 6.52%,
07/25/63 ...................... 4,883 4,920,746
Series 2025-NQM6, Class A1, 5.60%,
03/25/65 ...................... 2,587 2,597,049
Permanent Master Issuer plc, Series 2024-1X,
Class 1A1, (Sterling Overnight Index Average
at 0.00% Floor + 0.55%), 4.80%, 07/15/73
(b) (d)
GBP 876 1,205,310
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Pierpont BTL plc
(b)
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.20%),
6.42%, 09/21/61
(d)
................ GBP 100 $ 137,766
Series 2025-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.80%),
5.03%, 03/21/62
(d)
................ 640 881,520
Series 2025-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.05%),
5.28%, 03/21/62
(d)
................ 336 461,409
PMF plc, Series 2024-1, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.98%), 5.20%, 07/16/60
(b) (d)
........... 442 608,528
Polaris plc
(b)
Series 2022-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.40%),
7.62%, 10/23/59
(d)
................ 538 738,173
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
5.57%, 02/26/61
(d)
................ 421 580,058
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
5.92%, 02/26/61
(d)
................ 144 198,738
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.70%),
6.92%, 02/26/61
(d)
................ 105 145,923
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
8.22%, 02/26/61
(d)
................ 100 138,090
Series 2025-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.82%),
5.04%, 02/26/68
(d)
................ 2,155 2,962,539
Series 2025-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.05%),
5.27%, 02/26/68
(d)
................ 487 668,654
PRET Trust, Series 2025-RPL2, Class A1,
4.00%, 08/25/64
(a) (c)
................. USD 804 777,110
PRKCM Trust, Series 2023-AFC1, Class A1,
6.60%, 02/25/58
(a) (c)
................. 1,760 1,763,403
Provident Funding Mortgage Trust, Series 2021-
INV2, Class 1A3, 2.50%, 11/25/51
(a) (b)
..... 2,372 2,097,404
PRPM LLC, Series 2024-RCF1, Class A1,
4.00%, 01/25/54
(a) (c)
................. 1,022 1,001,584
PRPM Trust, Series 2025-NQM2, Class A1,
5.69%, 04/25/70
(a) (c)
................. 4,688 4,713,631
Residential Mortgage Loan Trust, Series 2019-3,
Class M1, 3.26%, 09/25/59
(a) (b)
.......... 3,743 3,688,175
RESIMAC Premier, Series 2024-2, Class A2,
(1-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.10%), 4.85%,
02/12/56
(b) (d)
...................... AUD 500 329,467
RMAC Securities No.1 plc, Series 2007-NS1X,
Class A2A, (Sterling Overnight Index Average
at 0.00% Floor + 0.27%), 4.49%, 06/12/44
(b) (d)
GBP 211 284,313
SAPPHIRE XXXII TRUST, Series 2025-1, Class
A1L, (1-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor + 1.10%),
4.84%, 06/14/66
(b) (d)
................. AUD 6,040 3,960,359
Sequoia Mortgage Trust
(a)(b)
Series 2017-CH1, Class A2, 3.50%, 08/25/47 USD 145 134,694
Series 2024-HYB1, Class A1A, 4.47%,
11/25/63 ...................... 3,888 3,927,150
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(a) (c)
.......... 780 778,486

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Silverstone Master Issuer plc, Series 2023-1,
Class 2A, (Sterling Overnight Index Average
at 0.00% Floor + 0.50%), 4.75%, 01/21/70
(b) (d)
GBP 635 $ 872,285
Starwood Mortgage Residential Trust, Series
2020-INV1, Class A1, 1.03%, 11/25/55
(a) (b)
.. USD 1,090 1,028,564
Stratton Mortgage Funding plc
(b)
Series 2024-2X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.90%),
5.12%, 06/28/50
(d)
................ GBP 403 553,962
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
5.57%, 06/28/50
(d)
................ 315 432,545
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.72%, 06/28/50
(d)
................ 242 331,435
Series 2024-3, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
5.57%, 06/25/49
(d)
................ 459 630,194
Series 2024-3, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.72%, 06/25/49
(d)
................ 100 137,108
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-13, Class A2, (1-mo. CME
Term SOFR at 0.30% Floor + 0.41%), 4.73%,
09/25/34
(b)
....................... USD 395 363,673
Together Asset-Backed Securitisation plc
(b)
Series 2021-1ST1, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.25%), 5.50%, 07/12/63
(d)
.......... GBP 108 148,259
Series 2024-1ST1X, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.95%), 5.17%, 08/15/64
(d)
.......... 442 609,252
Series 2024-2ND1X, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
1.70%), 5.92%, 08/20/55
(d)
.......... 156 216,206
Series 2024-2ND1X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
2.50%), 6.72%, 08/20/55
(d)
.......... 103 142,443
Series 2024-2ND1X, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
3.50%), 7.72%, 08/20/55
(d)
.......... 119 166,547
Series 2025-2ND1X, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.93%), 5.16%, 09/12/56
(d)
.......... 1,038 1,428,518
Series 2025-2ND1X, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
1.20%), 5.43%, 09/12/56
(d)
.......... 500 687,000
Series 2025-CRE1, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
1.20%), 5.42%, 01/15/57
(d)
.......... 3,723 5,112,593
Towd Point Mortgage Trust
(a)(b)
Series 2015-1, Class A5, 4.68%, 10/25/53 .. USD 3,283 3,262,377
Series 2016-2, Class M1, 3.00%, 08/25/55 .. 2,010 1,976,062
Series 2017-4, Class A1, 2.75%, 06/25/57 .. 5,194 5,060,189
Series 2017-6, Class A1, 2.75%, 10/25/57 .. 3,671 3,595,435
Series 2018-1, Class A1, 3.00%, 01/25/58 .. 1,584 1,562,849
Series 2018-2, Class A1, 3.25%, 03/25/58 .. 1,854 1,828,500
Series 2018-6, Class A1A, 3.75%, 03/25/58 . 2,679 2,651,792
Tower Bridge Funding plc
(b)
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.50%), 5.74%, 11/20/63
(d)
GBP 140 192,246
Series 2021-2, Class D, (Sterling Overnight
Index Average + 1.80%), 6.04%, 11/20/63
(d)
169 232,030
Series 2024-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 3.00%),
7.25%, 01/20/66
(d)
................ 154 213,356
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
8.25%, 01/20/66
(d)
................ GBP 156 $ 216,353
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.20%),
5.44%, 05/20/66
(d)
................ 100 137,381
Series 2024-3X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.62%, 12/20/66
(d)
................ 100 137,229
Series 2024-3X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.12%, 12/20/66
(d)
................ 100 137,496
Trinity Square plc, Series 2021-1X, Class AR,
(Sterling Overnight Index Average + 0.90%),
5.15%, 07/15/59
(b) (d)
................. 608 835,118
Twin Bridges plc
(b)
Series 2021-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
5.83%, 03/12/55
(d)
................ 436 600,249
Series 2021-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.10%),
6.33%, 03/12/55
(d)
................ 220 302,719
Series 2021-2, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.15%),
5.38%, 09/12/55
(d)
................ 435 593,875
Series 2021-2, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.73%, 09/12/55
(d)
................ 187 255,572
Series 2022-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
5.93%, 12/12/55
(d)
................ 365 498,038
UWM Mortgage Trust, Series 2021-INV5, Class
A10, 5.00%, 01/25/52
(a) (b)
............. USD 4,472 4,374,782
Verus Securitization Trust
(a)(c)
Series 2022-INV2, Class A1, 6.79%, 10/25/67 3,358 3,356,910
Series 2023-2, Class A1, 6.19%, 03/25/68 .. 1,134 1,136,203
Walsh Acceptance, Series 1997-2, Class A,
(1-mo. CME Term SOFR at 2.00% Floor +
2.11%), 6.50%, 03/01/27
(a) (b)
........... 1 689
Wells Fargo Mortgage Backed Securities Trust
(a)
(b)
Series 2019-4, Class A2, 3.00%, 09/25/49 .. 645 563,447
Series 2020-RR1, Class A1, 3.00%, 05/25/50 1,167 993,510
Winchester 1 plc
(b)
Class C, (Sterling Overnight Index Average at
0.00% Floor + 1.55%), 5.80%, 10/21/56
(d)
GBP 100 136,901
Class D, (Sterling Overnight Index Average at
0.00% Floor + 2.00%), 6.25%, 10/21/56
(d)
100 137,138
293,407,795
Commercial Mortgage-Backed Securities — 8.3%
1345T
(a)(b)
Series 2025-AOA, Class A, (1-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.90%,
06/15/30 ...................... USD 2,700 2,704,214
Series 2025-AOA, Class B, (1-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 6.30%,
06/15/30 ...................... 1,497 1,498,865
ALA Trust
(a)(b)
Series 2025-OANA, Class A, (1-mo. CME
Term SOFR at 1.74% Floor + 1.74%),
6.04%, 06/15/40 ................. 2,991 3,006,894
Series 2025-OANA, Class D, (1-mo. CME
Term SOFR at 3.09% Floor + 3.09%),
7.39%, 06/15/40 ................. 601 603,616

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Alen Mortgage Trust, Series 2021-ACEN, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 5.58%, 04/15/34
(a) (b)
........... USD 5,530 $ 5,294,975
Ares Trust, Series 2025-IND3, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.81%, 04/15/42
(a) (b)
................. 2,867 2,870,578
BANK
Series 2018-BN14, Class A2, 4.13%, 09/15/60 2,090 2,067,421
Series 2019-BN16, Class A2, 3.93%, 02/15/52 4,903 4,846,747
Series 2019-BN18, Class A2, 3.47%, 05/15/62 15,479 15,211,170
BANK5, Series 2024-5YR10, Class A3, 5.30%,
10/15/57 ........................ 8,500 8,709,993
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.11%, 05/15/35
(a) (b)
........... 4,147 4,150,350
BBCMS Mortgage Trust
Series 2018-TALL, Class A, (1-mo. CME Term
SOFR at 0.87% Floor + 0.92%), 5.23%,
03/15/37
(a) (b)
.................... 1,324 1,251,390
Series 2024-5C31, Class A3, 5.61%, 12/15/57 1,205 1,249,046
Series 2025-5C34, Class B, 6.54%,
05/15/58
(b)
..................... 1,344 1,412,783
BFLD Commercial Mortgage Trust
(a)(b)
Series 2024-UNIV, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.80%,
11/15/41 ...................... 1,030 1,031,287
Series 2024-UNIV, Class B, (1-mo. CME Term
SOFR at 1.84% Floor + 1.84%), 6.15%,
11/15/41 ...................... 760 760,950
BFLD Mortgage Trust, Series 2024-WRHS, Class
A, (1-mo. CME Term SOFR at 1.49% Floor +
1.49%), 5.80%, 08/15/26
(a) (b)
........... 3,068 3,068,360
BFLD Trust, Series 2025-EWEST, Class B,
(1-mo. CME Term SOFR at 1.90% Floor +
1.90%), 6.20%, 06/15/42
(a) (b)
........... 2,640 2,641,539
BHMS, Series 2018-ATLS, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.55%), 5.86%,
07/15/35
(a) (b)
...................... 130 129,932
BLP Commercial Mortgage Trust, Series 2024-
IND2, Class D, (1-mo. CME Term SOFR at
2.59% Floor + 2.59%), 6.90%, 03/15/41
(a) (b)
. 569 568,585
BMO Mortgage Trust
Series 2024-5C8, Class A3, 5.63%, 12/15/57
(b)
4,710 4,887,568
Series 2025-5C9, Class AS, 6.16%,
04/15/58
(b)
..................... 1,483 1,550,376
Series 2025-C11, Class A5, 5.69%, 02/15/58 2,093 2,189,017
Series 2025-C11, Class ASB, 5.68%, 02/15/58 1,798 1,894,678
BPR Mortgage Trust, Series 2025-ALDR, Class
A, 5.67%, 06/05/42
(a)
................ 2,555 2,587,179
BSTN Commercial Mortgage Trust, Series 2025-
1C, Class A, 5.55%, 06/15/44
(a) (b)
........ 2,145 2,193,111
BWAY Trust, Series 2025-1535, Class A, 6.52%,
05/05/42
(a) (b)
...................... 2,628 2,704,591
BX Commercial Mortgage Trust
(a)(b)
Series 2022-AHP, Class A, (1-mo. CME Term
SOFR at 0.99% Floor + 0.99%), 5.30%,
01/17/39 ...................... 2,200 2,198,625
Series 2023-VLT3, Class A, (1-mo. CME Term
SOFR at 1.94% Floor + 1.94%), 6.25%,
11/15/28 ...................... 1,939 1,939,000
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.00%,
08/15/39 ...................... 3,495 3,507,695
Series 2024-AIRC, Class B, (1-mo. CME Term
SOFR at 2.14% Floor + 2.14%), 6.45%,
08/15/39 ...................... 3,548 3,554,632
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
7.19%, 10/15/41 ................. USD 2,232 $ 2,246,235
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.60%, 12/15/39 ................. 2,326 2,327,711
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.75%,
02/15/39 ...................... 1,926 1,928,873
Series 2024-MF, Class B, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.00%,
02/15/39 ...................... 1,470 1,472,610
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.75%,
02/15/39 ...................... 3,854 3,858,972
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.70%,
03/15/41 ...................... 3,361 3,364,027
BX Trust
(a)(b)
Series 2021-VIEW, Class A, (1-mo. CME Term
SOFR at 1.28% Floor + 1.39%), 5.71%,
06/15/36 ...................... 3,450 3,433,021
Series 2024-BIO, Class A, (1-mo. CME Term
SOFR + 1.64%), 5.95%, 02/15/41 ..... 6,073 6,072,998
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.75%, 04/15/41 ................. 2,434 2,439,071
Series 2024-PAT, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 6.40%,
03/15/41 ...................... 2,950 2,950,000
Series 2024-PAT, Class B, (1-mo. CME Term
SOFR at 3.04% Floor + 3.04%), 7.35%,
03/15/41 ...................... 1,190 1,190,000
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.80%,
07/15/29 ...................... 3,830 3,828,803
Series 2025-LIFE, Class A, 5.88%, 06/13/47 4,788 4,877,121
Series 2025-LUNR, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.81%, 06/15/40 ................. 7,670 7,679,574
Cassia SRL
(b)
Series 2022-1X, Class A, (3-mo. EURIBOR at
2.50% Floor + 2.50%), 4.56%, 05/22/34
(d)
EUR 4,361 5,147,763
Series 2022-1X, Class B, (3-mo. EURIBOR at
3.50% Floor + 3.50%), 5.56%, 05/22/34
(d)
2,110 2,478,398
CD Mortgage Trust, Series 2017-CD5, Class A4,
3.43%, 08/15/50 ................... USD 2,635 2,574,675
CENT Trust, Series 2023-CITY, Class A, (1-mo.
CME Term SOFR at 2.62% Floor + 2.62%),
6.93%, 09/15/38
(a) (b)
................. 4,538 4,543,324
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class A4, 3.28%, 05/10/58 ...... 3,056 3,024,167
Citigroup Commercial Mortgage Trust
Series 2015-GC31, Class A4, 3.76%,
06/10/48 ...................... 3,425 3,360,643
Series 2016-C1, Class A3, 2.94%, 05/10/49 . 473 468,192
Commercial Mortgage Trust
Series 2015-CR25, Class A4, 3.76%,
08/10/48 ...................... 379 378,539
Series 2015-PC1, Class B, 4.51%, 07/10/50
(b)
2,052 1,997,605
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
6.15%, 06/15/41
(a) (b)
............... 8,130 8,127,456
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.95%, 08/15/41
(a) (b)
................. 2,080 2,072,175

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust, Series 2015-
C4, Class A4, 3.81%, 11/15/48 .......... USD 1,361 $ 1,355,417
CSMC Trust, Series 2021-BHAR, Class C, (1-mo.
CME Term SOFR at 2.00% Floor + 2.11%),
6.43%, 11/15/38
(a) (b)
................. 2,500 2,466,023
DBSG Mortgage Trust, Series 2024-ALTA, Class
A, 6.14%, 06/10/37
(a) (b)
............... 5,145 5,235,531
ELM Trust, Series 2024-ELM, Class D10, 6.85%,
06/10/39
(a) (b)
...................... 2,840 2,849,634
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2023-FUN, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 6.40%,
03/15/28 ...................... 3,690 3,699,225
Series 2023-FUN, Class B, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 7.10%,
03/15/28 ...................... 3,065 3,074,578
Series 2025-800D, Class A, (1-mo. CME Term
SOFR at 2.65% Floor + 2.65%), 6.96%,
11/25/41 ...................... 2,215 2,218,959
GS Mortgage Securities Trust, Series 2011-GC5,
Class AS, 5.21%, 08/10/44
(a) (b)
.......... 3,501 3,421,393
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 5.58%, 10/15/36
(a) (b)
........... 5,557 5,515,322
Hudson Yards Mortgage Trust, Series 2025-
SPRL, Class A, 5.65%, 01/13/40
(a) (b)
...... 2,870 2,958,544
INTOWN Mortgage Trust, Series 2025-STAY,
Class A, (1-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.66%, 03/15/42
(a) (b)
...... 4,562 4,542,041
INV Mortgage Trust, Series 2024-IND, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.05%, 11/15/41
(a) (b)
........... 1,580 1,579,097
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)
Series 2018-WPT, Class AFX, 4.25%,
07/05/33 ...................... 7,070 6,689,987
Series 2019-BKWD, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.61%),
5.93%, 09/15/29
(b)
................ 720 694,742
Series 2022-OPO, Class D, 3.56%, 01/05/39
(b)
1,000 822,895
Series 2024-IGLG, Class A, 5.35%, 11/09/39
(b)
2,720 2,740,922
Series 2025-BHR5, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
6.01%, 03/15/40
(b)
................ 2,808 2,808,000
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A3, 3.11%, 07/15/50 8,404 8,195,174
Last Mile Logistics Pan Euro Finance DAC
(b)
Series 1X, Class C, (3-mo. EURIBOR at
1.40% Floor + 1.40%), 3.53%, 08/17/33
(d)
EUR 1,331 1,561,180
Series 1X, Class D, (3-mo. EURIBOR at
1.90% Floor + 1.90%), 4.03%, 08/17/33
(d)
1,031 1,209,584
Last Mile Securities PE DAC
(b)
Series 2021-1X, Class B, (3-mo. EURIBOR at
1.20% Floor + 1.20%), 3.33%, 08/17/31
(d)
939 1,104,218
Series 2021-1X, Class C, (3-mo. EURIBOR at
1.60% Floor + 1.60%), 3.73%, 08/17/31
(d)
1,061 1,250,416
LBA Trust, Series 2024-7IND, Class A, (1-mo.
CME Term SOFR at 1.44% Floor + 1.44%),
5.75%, 10/15/41
(a) (b)
................. USD 5,000 5,004,687
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
7.00%, 08/15/40
(a) (b)
................. 2,329 2,344,893
Manhattan West Mortgage Trust, Series 2020-
1MW, Class A, 2.13%, 09/10/39
(a)
........ 1,945 1,839,379
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
MCR Mortgage Trust
(a)
Series 2024-HF1, Class A, (1-mo. CME Term
SOFR at 1.79% Floor + 1.79%), 6.10%,
12/15/41
(b)
..................... USD 451 $ 451,282
Series 2024-TWA, Class E, 8.73%, 06/12/39 2,038 2,061,113
MIC Trust (The)
(a)(b)
Series 2023, Class A, 8.73%, 12/05/38 .... 4,480 4,885,157
Series 2023, Class B, 9.86%, 12/05/38 .... 1,436 1,566,413
Morgan Stanley Capital I Trust
Series 2018-BOP, Class A, (1-mo. CME Term
SOFR at 0.85% Floor + 0.90%), 5.21%,
08/15/33
(a) (b)
.................... 1,799 1,469,699
Series 2019-H7, Class A4, 3.26%, 07/15/52 . 470 445,930
Series 2021-L5, Class A2, 1.52%, 05/15/54 . 3,260 3,138,716
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(a) (b)
.................... 1,541 1,490,561
NCMF Trust
(a)(b)
Series 2025-MFS, Class A, 4.88%, 06/10/33 4,305 4,296,640
Series 2025-MFS, Class B, 5.51%, 06/10/33 2,622 2,641,039
NY Commercial Mortgage Trust
(a)(b)
Series 2025-299P, Class A, 5.85%, 02/10/47 1,815 1,885,971
Series 2025-299P, Class C, 6.38%, 02/10/47 1,300 1,334,995
NYC Commercial Mortgage Trust, Series 2025-
3BP, Class A, (1-mo. CME Term SOFR at
1.21% Floor + 1.21%), 5.52%, 02/15/42
(a) (b)
. 1,770 1,755,619
One New York Plaza Trust
(a)(b)
Series 2020-1NYP, Class A, (1-mo. CME Term
SOFR at 0.95% Floor + 1.06%), 5.38%,
01/15/36 ...................... 4,385 4,261,910
Series 2020-1NYP, Class AJ, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.68%, 01/15/36 ................. 1,117 1,077,461
PKHL Commercial Mortgage Trust, Series
2021-MF, Class A, (1-mo. CME Term SOFR at
0.88% Floor + 0.99%), 5.31%, 07/15/38
(a) (b)
. 4,648 4,390,416
PRM5 Trust, Series 2025-PRM5, Class A, 4.62%,
03/10/33
(a) (b)
...................... 1,402 1,396,354
Sage AR Funding, Series 2025-1X, Class B,
(Sterling Overnight Index Average at 0.00%
Floor + 2.00%), 6.24%, 05/17/37
(b) (d)
...... GBP 1,167 1,613,663
SDAL Trust, Series 2025-DAL, Class A, (1-mo.
CME Term SOFR at 2.44% Floor + 2.44%),
6.75%, 04/15/42
(a) (b)
................. USD 4,256 4,263,396
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class A3, 2.78%, 10/10/48 . 5,669 5,580,762
Taurus UK DAC
(b)
Series 2021-UK1X, Class B, (Sterling
Overnight Index Average at 1.30% Floor +
1.30%), 5.54%, 05/17/31
(d)
.......... GBP 880 1,206,213
Series 2021-UK1X, Class C, (Sterling
Overnight Index Average at 1.65% Floor +
1.65%), 5.89%, 05/17/31
(d)
.......... 536 734,868
Series 2021-UK1X, Class D, (Sterling
Overnight Index Average at 2.60% Floor +
2.60%), 6.84%, 05/17/31
(d)
.......... 547 752,013
Series 2021-UK4X, Class D, (Sterling
Overnight Index Average at 2.10% Floor +
2.10%), 6.34%, 08/17/31
(d)
.......... 948 1,303,291
Series 2025-UK2X, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
1.50%), 5.74%, 02/18/35
(d)
.......... 2,095 2,887,309
TEXAS Commercial Mortgage Trust, Series
2025-TWR, Class B, (1-mo. CME Term SOFR
at 1.59% Floor + 1.59%), 5.90%, 04/15/42
(a) (b)
USD 2,961 2,953,607

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Thunder Logistics DAC
(b)
Series 2024-1X, Class A, (3-mo. EURIBOR at
0.00% Floor + 1.50%), 3.63%, 11/17/36
(d)
EUR 302 $ 354,937
Series 2024-1X, Class B, (3-mo. EURIBOR at
0.00% Floor + 2.05%), 4.18%, 11/17/36
(d)
91 107,241
Series 2024-1X, Class C, (3-mo. EURIBOR at
0.00% Floor + 2.55%), 4.68%, 11/17/36
(d)
72 84,526
UBS Commercial Mortgage Trust, Series 2019-
C18, Class A4, 3.04%, 12/15/52 ......... USD 283 260,653
UK Logistics DAC
(b)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 1.65% Floor + 1.65%),
5.89%, 05/17/34
(d)
................ GBP 202 277,830
Series 2024-2X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
5.59%, 02/17/35
(d)
................ 554 761,233
Series 2025-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
8.26%, 05/17/35
(d)
................ 986 1,353,424
VEGAS Trust
(a)
Series 2024-GCS, Class D, 6.42%, 07/10/36
(b)
USD 3,260 3,077,366
Series 2024-TI, Class A, 5.52%, 11/10/39 .. 4,150 4,205,507
Velocity Commercial Capital Loan Trust
(a)
Series 2018-1, Class A, 3.59%, 04/25/48 ... 139 135,772
Series 2019-3, Class A, 3.03%, 10/25/49
(b)
.. 1,585 1,539,001
Series 2023-3, Class A, 7.10%, 08/25/53
(b)
.. 3,751 3,782,271
Series 2024-2, Class A, 6.58%, 04/25/54
(b)
.. 1,728 1,753,402
Series 2025-3, Class A, 5.87%, 06/25/55
(b)
.. 4,849 4,890,007
Wells Fargo Commercial Mortgage Trust
Series 2015-C31, Class A4, 3.70%, 11/15/48 2,406 2,396,071
Series 2015-SG1, Class A4, 3.79%, 09/15/48 2,154 2,148,037
Series 2025-VTT, Class A, 5.27%,
03/15/38
(a) (b)
.................... 2,897 2,908,246
WEST Trust, Series 2025-ROSE, Class A,
5.45%, 04/10/35
(a) (b)
................. 2,862 2,898,006
WHARF Commercial Mortgage Trust, Series
2025-DC, Class D, 6.61%, 07/15/40
(a) (b)
.... 2,130 2,183,633
344,270,522
Interest Only Collateralized Mortgage Obligations — 0.0%
BlackRock Capital Finance LP, Series 1997-R2,
Class AP, 0.00%, 12/25/35
(a) (b) (f) (l)
......... 5 —
Total Non-Agency Mortgage-Backed Securities — 15 .3%
(Cost: $ 633,231,301 ) .............................. 637,678,317
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.5%
Federal Farm Credit Bank Bonds
1.63% , 03/17/31 ................... 450 394,364
1.68% , 09/17/35 ................... 30,000 22,656,874
2.25% , 08/15/29 ................... 23,500 22,003,141
2.78% , 12/01/36 ................... 3,525 2,903,790
Federal Home Loan Bank Bonds
2.18% , 11/06/29 ................... 9,700 9,035,396
2.50% , 11/05/36 ................... 3,525 2,818,267
Federal National Mortgage Association ,
1.63% , 08/24/35 ................... 1,000 755,444
60,567,276
Collateralized Mortgage Obligations — 10.7%
Federal Home Loan Mortgage Corp.
Series 3710 , Class MG , 4.00% , 08/15/25
(c)
.. —
(e)
333
Series 3959 , Class MA , 4.50% , 11/15/41 ... 404 406,298
Series 4569 , Class JA , 3.00% , 03/15/42 ... 1,508 1,491,278
Series 4752 , Class PL , 3.00% , 09/15/46 ... 3,821 3,722,502
Series 5000 , Class MA , 2.00% , 06/25/44 ... 2,630 2,460,642
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust Variable
Rate Notes , Series 2018-3 , Class MA ,
3.50% , 08/25/57
(b)
.................. USD 7,949 $ 7,663,224
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
Series 5478 , Class FH , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 5.76% , 04/25/54 ........... 9,510 9,540,237
Series 5480 , Class FA , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 5.76% , 03/25/54 ........... 9,200 9,253,143
Series 5547 , Class FH , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.71% , 06/25/55 ........... 54,560 54,941,238
Series 5548 , Class FA , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 5.76% , 06/25/55 ........... 74,241 74,725,053
Federal National Mortgage Association
(c)
Series 2011-48 , Class MG , 4.00% , 06/25/26 47 46,312
Series 2011-84 , Class MG , 4.00% , 09/25/26 99 97,980
Federal National Mortgage Association Variable
Rate Notes
(b)
Series 2024-91 , Class FA , (SOFR 30 day
Average at 1.20% Floor and 7.00% Cap +
1.20%), 5.51% , 12/25/54 ........... 12,272 12,297,685
Series 2024-94 , Class FB , (SOFR 30 day
Average at 1.42% Floor and 6.50% Cap +
1.42%), 5.73% , 12/25/54 ........... 2,815 2,811,932
Series 2025-40 , Class GF , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 5.76% , 06/25/55 ........... 86,901 87,435,875
Series 2025-41 , Class FD , (SOFR 30 day
Average at 1.50% Floor and 6.50% Cap +
1.50%), 5.81% , 06/25/55 ........... 57,056 57,541,276
Series 2025-44 , Class FB , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.71% , 06/25/55 ........... 115,906 116,373,903
Government National Mortgage Association
Series 2013-131 , Class PA , 3.50% , 06/16/42 27 26,891
Series 2017-136 , Class GB , 3.00% , 03/20/47 2,819 2,642,247
Series 2020-127 , Class LP , 1.50% , 06/20/50 3,169 2,545,997
446,024,046
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates , Series
KIR2 , Class A1 , 2.75% , 03/25/27 ........ 1,974 1,942,148
Federal National Mortgage Association ACES
Variable Rate Notes , Series 2023-M1 , Class
1A , 3.55% , 04/25/32
(b)
............... 983 947,363
2,889,511
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(b)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes , Series K121 , Class X1 ,
1.11% , 10/25/30 ................... 11,679 495,784
Government National Mortgage Association
Variable Rate Notes , Series 2012-120 ,
0.65% , 02/16/53 ................... 8,114 121,969
617,753
Mortgage-Backed Securities — 1.9%
Federal Home Loan Mortgage Corp.
3.00% , 09/01/32 ................... 113 110,090
4.00% , 11/01/36 ................... 199 196,607

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. Variable
Rate Notes , (RFUCCT1Y at 1.63% Floor and
7.88% Cap + 1.63%), 6.63% , 10/01/45
(b)
... USD 248 $ 254,296
Federal National Mortgage Association ,
5.81% , 06/01/31 ................... 15,778 16,357,980
Federal National Mortgage Association Variable
Rate Notes
(b)
(RFUCCT1Y at 1.59% Floor and 7.97% Cap +
1.59%), 6.59% , 11/01/45 ............ 35 35,893
(RFUCCT1Y at 1.59% Floor and 7.92% Cap +
1.59%), 6.75% , 06/01/45 ........... 827 852,833
(RFUCCT1Y at 1.74% Floor and 8.81% Cap +
1.74%), 6.83% , 09/01/42 ........... 739 765,188
(RFUCCT1Y at 1.59% Floor and 8.13% Cap +
1.59%), 7.15% , 09/01/45 ........... 1,059 1,090,427
Uniform Mortgage-Backed Securities
2.50% , 07/01/31 - 04/01/32 ............ 2,294 2,209,333
3.00% , 12/01/26 - 02/01/34 ............ 13,139 12,756,999
3.50% , 04/01/34 ................... 1,476 1,449,656
4.00% , 04/01/26 - 03/01/38 ............ 4,970 4,916,467
6.00% , 07/25/55
(m)
.................. 37,795 38,404,363
79,400,132
Total U.S. Government Sponsored Agency Securities — 14 .2%
(Cost: $ 587,923,823 ) .............................. 589,498,718
U.S. Treasury Obligations
U.S. Treasury Notes
1.88% , 06/30/26 ................... 23,000 22,523,379
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.63% , 06/30/26 ................... USD 20,000 $ 20,117,187
4.50% , 07/15/26 ................... 1,300 1,306,843
4.38% , 07/31/26 ................... 61,900 62,146,633
0.88% , 09/30/26 ................... 27,000 26,008,594
1.13% , 10/31/26 ................... 62,900 60,656,731
2.88% , 08/15/28 ................... 29,800 29,066,640
Total U.S. Treasury Obligations — 5 .3%
(Cost: $ 221,584,822 ) .............................. 221,826,007
Total Long-Term Investments — 98.8%
(Cost: $ 4,080,482,089 ) ............................ 4,115,105,915
Shares
Shares
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20%
(l) (n)
................... 16,644,028 16,644,028
Total Short-Term Securities — 0 .4%
(Cost: $ 16,644,028 ) ............................... 16,644,028
Total Investments — 99 .2%
(Cost: $ 4,097,126,117 ) ............................ 4,131,749,943
Other Assets Less Liabilities — 0.8% .................... 33,728,117
Net Assets — 100.0% ...............................
$ 4,165,478,060
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Rounds to less than 1,000.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
When-issued security.
(h)
Zero-coupon bond.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Non-income producing security.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Affiliate of the Fund.
(m)
Represents or includes a TBA transaction.
(n)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Low Duration Bond Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Par/Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 433,555,207 $ — $ (416,911,179)
(a)
$ — $ — $ 16,644,028 16,644,028 $ 1,722,003 $ —
BlackRock Capital Finance LP ,
Series 1997-R2 , Class AP . — 4,543 (4,543) — — — 4,564 — —
$ — $ — $ 16,644,028 $ 1,722,003 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Low Duration Bond Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Schatz ............................................................. 373 09/08/25 $ 47,123 $ (1,093)
U.S. Treasury 2-Year Note .................................................... 8,788 09/30/25 1,828,316 7,225,810
7,224,717
Short Contracts
U.S. Treasury 10-Year Note ................................................... 1,154 09/19/25 129,392 (2,314,633)
U.S. Treasury 10-Year Ultra Note ............................................... 581 09/19/25 66,379 (1,644,347)
U.S. Treasury Long Bond ..................................................... 379 09/19/25 43,715 (1,545,809)
U.S. Treasury Ultra Bond ..................................................... 15 09/19/25 1,785 (81,759)
U.S. Treasury 5-Year Note .................................................... 3,985 09/30/25 434,427 (5,274,994)
(10,861,542)
$ (3,636,825)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 18,648,417 AUD 28,744,000 UBS AG 09/17/25 $ (300,235)
USD 844,613 EUR 725,000 Morgan Stanley & Co. International plc 09/17/25 (13,856)
USD 17,024,205 EUR 14,595,228 Standard Chartered Bank 09/17/25 (257,950)
USD 34,403,807 EUR 29,479,544 State Street Bank and Trust Co. 09/17/25 (502,812)
USD 16,095,599 EUR 13,801,228 Toronto Dominion Bank 09/17/25 (246,384)
USD 76,446,617 GBP 56,419,000 Barclays Bank plc 09/17/25 (1,035,967)
USD 169,827 GBP 126,000 Deutsche Bank AG 09/17/25 (3,214)
USD 565,675 GBP 415,846 Natwest Markets plc 09/17/25 (5,425)
USD 5,073,561 GBP 3,711,000 UBS AG 09/17/25 (22,912)
$ (2,388,755)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 % Quarterly 06/20/30 B+ USD 35,340 $ 2,712,326 $ 1,024,398 $ 1,687,928
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Low Duration Bond Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 575,880,187 $ 6,283,425 $ 582,163,612
Corporate Bonds ........................................ — 2,054,040,588 — 2,054,040,588
Foreign Agency Obligations ................................. — 26,469,556 — 26,469,556
Municipal Bonds ......................................... — 3,429,117 — 3,429,117
Non-Agency Mortgage-Backed Securities ........................ — 637,678,317 — 637,678,317
U.S. Government Sponsored Agency Securities .................... — 589,498,718 — 589,498,718
U.S. Treasury Obligations ................................... — 221,826,007 — 221,826,007
Short-Term Securities
Money Market Funds ...................................... 16,644,028 — — 16,644,028
$ 16,644,028 $ 4,108,822,490 $ 6,283,425 $ 4,131,749,943
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 1,687,928 $ — $ 1,687,928
Interest rate contracts ....................................... 7,225,810 — — 7,225,810
Liabilities
Foreign currency exchange contracts ............................ — (2,388,755) — (2,388,755)
Interest rate contracts ....................................... (10,862,635) — — (10,862,635)
$ (3,636,825) $ (700,827) $ — $ (4,337,652)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
PCL Public Company Limited
PIK Payment-In-Kind
RB Revenue Bonds
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)